UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total
Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master
Bond LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Total Return Fund

OF BLACKROCK BOND FUND, INC.

SEMI-ANNUAL REPORT

MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the

“Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States.

Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine.
In this issue:
•Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.
•Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.
•Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.
•Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of March 31, 2009

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the benchmark Barclays Capital US Aggregate
Bond Index for the six-month period.

What factors influenced performance?
•The Fund’s overweight exposure to spread assets, specifically commer-
cial mortgage-backed securities (CMBS) and non-agency mortgages, was the primary performance detractor during the period. These sectors underperformed amid historic levels of volatility, most notably during
October and November 2008. An overweight exposure to financials within the corporate sector also hampered results.

•By contrast, tactical yield curve and duration positioning benefited performance over the six months. A yield curve steepened trade during the early part of the period and a long duration positioning in the latter part of the period proved most advantageous. An overweight in agency mortgages also aided results as this sector responded well to the
Federal Reserve’s mortgage purchase program. Security selection within the CMBS sector helped as well.

Describe recent portfolio activity.
•During the six months, we reduced the Fund’s exposure to agency mort-
gages, selling on strength during the latter half of the period. Notably, we moved from an overweight to an underweight in this sector. We subse-
quently increased exposure to other government-owned/government-
backed debt, including agency debentures, FDIC-guaranteed paper and non-US government-backed securities. In addition, we actively traded in the corporate sector throughout the period, reducing the Fund’s over-
weight exposure to financials. At the same time, we increased holdings in the industrials subsector, where we focused on high-quality, non-
cyclical names, primarily through the new-issue market.

Describe Fund positioning at period end.
•At the end of the period, the Fund was positioned with a slightly long duration relative to the benchmark, and a neutral yield curve posture.

•We currently maintain an underweight in US Treasury securities and agency mortgages, in favor of other government-owned/government-
backed debt and select spread assets. Within the government-owned/
government-backed sector, we hold overweights in agency debentures and FDIC-guaranteed debt, as these sectors provide an attractive yield pick-up over similar-dated Treasury issues. Among spread assets, we remain overweight in CMBS paper (emphasizing seasoned paper issued prior to 2006), asset-backed securities and non-agency mortgages, preferring to hold these assets that remain undervalued on a historical basis. Moreover, each of these sectors has responded well to the pro-
posed Public-Private Investment Program and the expansion of the Term
Asset-Backed Securities Loan Facility, and we would expect them to perform well if the programs are successful. Finally, we hold a slight overweight in corporate bonds, with a focus on the industrials sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

4 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional shares do not have a sales charge.
2 The Fund invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s).
3 This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
4 Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

					Average Annual Total Returns[6]
			1 Year		5 Years		Since Inception[7]
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	7.08%	(3.44)%	(10.97)%	N/A	0.45%	N/A	2.58%	N/A
Institutional	6.92	(3.40)	(11.01)	N/A	0.30	N/A	2.43	N/A
Service	6.71	(3.60)	(11.28)	N/A	0.01	N/A	2.08	N/A
Investor A	6.34	(3.66)	(11.39)	(14.94)%	0.00	(0.82)%	2.12	1.56%
Investor A1	6.61	(3.53)	(11.23)	(12.12)	0.14	(0.06)	2.27	2.13
Investor B	5.89	(3.91)	(11.92)	(15.28)	(0.56)	(0.89)	1.57	1.57
Investor B1	6.18	(3.88)	(11.67)	(12.51)	(0.29)	(0.29)	1.85	1.85
Investor B2	6.59	(3.67)	(11.29)	(15.06)	(0.40)	(0.73)	1.61	1.61
Investor C	6.00	(3.84)	(11.82)	(12.65)	(0.64)	(0.64)	1.42	1.42
Investor C1	6.02	(3.95)	(11.84)	(12.67)	(0.56)	(0.56)	1.56	1.56
Investor C2	6.17	(3.89)	(11.71)	(12.55)	(0.30)	(0.30)	1.84	1.84
Class R	6.37	(3.76)	(11.57)	N/A	(0.23)	N/A	1.88	N/A
Barclays Capital
US Aggregate
Bond Index	—	4.70	3.13	N/A	4.13	N/A	5.26	N/A

6 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
7 The Fund commenced operations on 12/7/2001.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

About Fund Performance

•BlackRock Shares are not subject to any sales charge. BlackRock
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, BlackRock Share performance results are those of BlackRock Shares of a predecessor fund with no adjustments.

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional
Share performance results are those of BlackRock Shares of a predeces-
sor fund restated to reflect Institutional Share fees.

•Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24,
2007, Service Share performance results are those of Investor A Shares of a predecessor fund restated to reflect Service Share fees.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4% and a service fee of 0.25% per year (but no distribution fee).
Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect
Investor A Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A1 Share fees.

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B Share fees.

•Investor B1 Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B1
Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor B1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B1 Share fees.

•Investor B2 Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B2
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor B2 Share performance results are those of Investor B Shares of a predecessor fund, with no adjustments.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C Share per-
formance results are those of Investor C Shares of a predecessor fund with no adjustments.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C1 Share per-
formance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C1 Share fees.

•Investor C2 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. In addition, Investor C2 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C2 Share per-
formance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C2 Share fees.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to October 2,
2006, Class R Share performance results are those of the Class R
Shares of a predecessor fund. Prior to the predecessor fund Class R
Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the predecessor fund restated
to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
Figures shown in the performance tables on page 5 assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and trans-
fer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s Manager waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

6 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	October 1, 2008	March 31, 2009	the Period[1]	October 1, 2008	March 31, 2009	the Period[1]
BlackRock	$1,000	$965.60	$2.11	$1,000	$1,022.76	$2.17
Institutional	$1,000	$966.00	$2.74	$1,000	$1,022.11	$2.82
Service	$1,000	$964.00	$3.77	$1,000	$1,021.06	$3.88
Investor A	$1,000	$963.40	$4.36	$1,000	$1,020.46	$4.48
Investor A1	$1,000	$964.70	$4.02	$1,000	$1,020.81	$4.13
Investor B	$1,000	$960.90	$7.92	$1,000	$1,016.82	$8.15
Investor B1	$1,000	$961.20	$6.60	$1,000	$1,018.17	$6.79
Investor B2	$1,000	$963.30	$4.41	$1,000	$1,020.41	$4.53
Investor C	$1,000	$961.60	$7.14	$1,000	$1,017.62	$7.34
Investor C1	$1,000	$960.50	$7.28	$1,000	$1,017.47	$7.49
Investor C2	$1,000	$961.10	$6.60	$1,000	$1,018.17	$6.79
Class R	$1,000	$962.40	$5.33	$1,000	$1,019.46	$5.49

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for BlackRock, 0.56% for Institutional, 0.77% for Service, 0.89% for
Investor A, 0.82% for Investor A1, 1.62% for Investor B, 1.35% for Investor B1, 0.90% for Investor B2, 1.46% for Investor C, 1.49% for Investor C1, 1.35% for Investor C2
and 1.09% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a Master Portfolio, the expense table example reflects the expenses of both the Fund and the Master Portfolio in which it invests.
Currently, Investor B2 does not accrue distribution fees (12b-1 fees) due to regulatory fee limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.65%; the actual expenses paid would have been approximately $8.08; and the hypothetical expenses paid would have been approximately $8.30.
2 Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See above “Disclosure of Expenses” for further information on how expenses were calculated.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2009 (Unaudited)
Assets
Investment at value — Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”) (cost — $2,309,110,725)	$1,906,707,029
Capital shares sold receivable	8,925,917
Prepaid expenses	59,778
Total assets	1,915,692,724

Liabilities
Income dividends payable	7,663,866
Contributions payable to the Master Portfolio	5,056,987
Capital shares redeemed payable	3,868,930
Distribution fees payable	472,605
Investment advisory fees payable	285,290
Other affiliates payable	53,333
Officer’s and Directors’ fees payable	900
Other accrued expenses payable	752,569
Total liabilities	18,154,480
Net Assets	$1,897,538,244

Net Assets Consist of
BlackRock Class Shares, $0.10 par value, 100,000,000 shares authorized	$3,590,116
Institutional Shares, $0.10 par value, 250,000,000 shares authorized	4,431,872
Service Shares, $0.10 par value, 50,000,000 shares authorized	10,532
Investor A Shares, $0.10 par value, 100,000,000 shares authorized	5,483,435
Investor A1 Shares, $0.10 par value, 50,000,000 shares authorized	861,155
Investor B Shares, $0.10 par value, 250,000,000 shares authorized	1,015,933
Investor B1 Shares, $0.10 par value, 50,000,000 shares authorized	186,756
Investor B2 Shares, $0.10 par value, 50,000,000 shares authorized	4,016
Investor C Shares, $0.10 par value, 100,000,000 shares authorized	1,424,692
Investor C1 Shares, $0.10 par value, 100,000,000 shares authorized	2,370,745
Investor C2 Shares, $0.10 par value, 50,000,000 shares authorized	128,185
Class R Shares, $0.10 par value, 250,000,000 shares authorized	510,391
Paid-in capital in excess of par	2,402,486,238
Undistributed net investment income	7,865,372
Accumulated net realized loss	(130,427,498)
Net unrealized appreciation/depreciation	(402,403,696)
Net Assets	$1,897,538,244

Net Asset Value
BlackRock — Based on net assets of $340,384,887 and 35,901,161 shares outstanding	$9.48
Institutional — Based on net assets of $420,001,730 and 44,318,720 shares outstanding	$9.48
Service — Based on net assets of $998,586 and 105,319 shares outstanding	$9.48
Investor A — Based on net assets of $519,933,272 and 54,834,350 shares outstanding	$9.48
Investor A1 — Based on net assets of $81,598,917 and 8,611,547 shares outstanding	$9.48
Investor B — Based on net assets of $96,272,312 and 10,159,327 shares outstanding	$9.48
Investor B1 — Based on net assets of $17,702,841 and 1,867,563 shares outstanding	$9.48
Investor B2 — Based on net assets of $380,692 and 40,155 shares outstanding	$9.48
Investor C — Based on net assets of $135,004,052 and 14,246,919 shares outstanding	$9.48
Investor C1 — Based on net assets of $224,718,571 and 23,707,452 shares outstanding	$9.48
Investor C2 — Based on net assets of $12,141,013 and 1,281,850 shares outstanding	$9.47
Class R — Based on net assets of $48,401,371 and 5,103,913 shares outstanding	$9.48

See Notes to Financial Statements.

8 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Net investment income allocated from the Master Portfolio:
Interest	$67,570,542
Dividends	63,791
Expenses	(1,502,830)
Total income	66,131,503

Expenses

Investment advisory	3,810,780
Service — Service	1,396
Service — Investor A	681,090
Service — Investor A1	45,524
Service and distribution — Investor B	411,586
Service and distribution — Investor B1	50,864
Service and distribution — Investor B2	605
Service and distribution — Investor C	689,579
Service and distribution — Investor C1	1,007,475
Service and distribution — Investor C2	32,538
Service and distribution — Class R	129,482
Transfer agent — BlackRock	7,971
Transfer agent — Institutional	483,492
Transfer agent — Service	1,025
Transfer agent — Investor A	626,231
Transfer agent — Investor A1	132,255
Transfer agent — Investor B	240,637
Transfer agent — Investor B1	42,458
Transfer agent — Investor B2	536
Transfer agent — Investor C	274,915
Transfer agent — Investor C1	327,361
Transfer agent — Investor C2	27,692
Transfer agent — Class R	106,948
Printing	106,081
Registration	62,422
Professional	38,548
Custodian	2,575
Officer and Directors	1,716
Miscellaneous	18,356
Total expenses	9,362,138
Less fees waived by advisor	(1,755,068)
Total expenses after fees waived	7,607,070
Net investment income	58,524,433

Realized and Unrealized Loss Allocated from the Master Portfolio

Net realized loss from investments, futures, swaps, foreign currency and options written	(62,118,382)
Net change in unrealized appreciation/depreciation on investments, futures, swaps, options written, TBA sale commitments and foreign currency	(82,731,935)
Total realized and unrealized loss	(144,850,317)
Net Decrease in Net Assets Resulting from Operations	$(86,325,884)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Statements of Changes in Net Assets	BlackRock Total Return Fund

	Six Months
	Ended	Year Ended
	March 31, 2009	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations

Net investment income	$ 58,524,433	$ 140,075,435
Net realized gain (loss)	(62,118,382)	7,050,809
Net change in unrealized appreciation/depreciation	(82,731,935)	(313,660,319)
Net decrease in net assets resulting from operations	(86,325,884)	(166,534,075)

Dividends and Distributions to Shareholders From

Net investment income:
BlackRock	(10,670,505)	(24,241,317)
Institutional	(14,076,371)	(39,607,234)
Service	(32,931)	(78,874)
Investor A	(15,738,940)	(33,849,664)
Investor A1	(2,660,958)	(6,540,091)
Investor B	(2,768,990)	(6,900,088)
Investor B1	(540,875)	(1,530,110)
Investor B2	(13,919)	(38,335)
Investor C	(3,589,788)	(6,756,749)
Investor C1	(6,517,616)	(15,218,476)
Investor C2	(345,716)	(795,282)
Class R	(1,444,440)	(2,953,008)
Net realized gain:
BlackRock	(1,014,012)	—
Institutional	(1,368,532)	—
Service	(3,376)	—
Investor A	(1,600,570)	—
Investor A1	(270,091)	—
Investor B	(329,342)	—
Investor B1	(59,816)	—
Investor B2	(1,482)	—
Investor C	(407,658)	—
Investor C1	(756,599)	—
Investor C2	(38,471)	—
Class R	(150,237)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(64,401,235)	(138,509,228)

Capital Share Transactions

Net decrease in net assets derived from share transactions	(376,931,019)	(289,905,053)

Net Assets

Total decrease in net assets	(527,658,138)	(594,948,356)
Beginning of period	2,425,196,382	3,020,144,738
End of period	$ 1,897,538,244	$ 2,425,196,382
End of period undistributed net investment income	$ (7,865,372)	$ 7,741,988

See Notes to Financial Statements.

10 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Financial Highlights					BlackRock Total Return Fund

			BlackRock
	Six Months
	Ended
	March 31,
	2009		Year Ended September 30,
	(Unaudited)	2008	2007[1]	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.41	$11.50	$11.65	$11.73	$11.86
Net investment income[2]	0.30	0.60	0.53	0.51	0.47	0.44
Net realized and unrealized loss	(0.65)	(1.26)	(0.11)	(0.09)	(0.09)	(0.01)
Net increase (decrease) from investment operations	(0.35)	(0.66)	0.42	0.42	0.38	0.43
Dividends and distributions from:
Net investment income	(0.30)	(0.59)	(0.51)	(0.51)	(0.46)	(0.41)
Net realized gain	(0.03)	—	—	(0.06)	—	(0.15)
Total dividends and distributions	(0.33)	(0.59)	(0.51)	(0.57)	(0.46)	(0.56)
Net asset value, end of period	$9.48	$10.16	$11.41	$11.50	$11.65	$11.73

Total Investment Return
Based on net asset value	(3.44)%[3]	(6.11)%	4.24%	3.76%	3.21%	3.65%

Ratios to Average Net Assets
Total expenses after waiver	0.43%[4,5]	0.45%[5]	0.48%[5]	0.40%	0.40%	0.40%
Total expenses	0.55%[4,5]	0.55%[5]	0.75%[5]	0.69%	0.72%	0.71%
Net investment income	6.28%[4,5]	5.30%[5]	5.13%[5]	4.50%	3.98%	3.68%

Supplemental Data
Net assets, end of period (000)	$ 340,385	$369,607	$490,237	$366,353	$326,033	$285,096
Portfolio turnover of the Fund	—	—	238%[6]	192%	358%	412%
Portfolio turnover of the Master Portfolio	290%[7]	1,081%[8]	153%[9]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Annualized.
5 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
9 Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of BlackRock Shares of the BlackRock Total Return Portfolio. BlackRock Total
Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.134182.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Financial Highlights (continued)		BlackRock Total Return Fund

		Institutional
	Six Months		Period
	Ended		September 24,
	March 31,	Year Ended	2007[1] to
	2009	September 30,	September 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.15	$11.40	$11.38
Net investment income[2]	0.29	0.58	0.01
Net realized and unrealized gain (loss)	(0.64)	(1.25)	0.03
Net increase (decrease) from investment operations	(0.35)	(0.67)	0.04
Dividends and distributions from:
Net investment income	(0.29)	(0.58)	(0.02)
Net realized gain	(0.03)	—	—
Total dividends and distributions	(0.32)	(0.58)	(0.02)
Net asset value, end of period	$9.48	$10.15	$11.40

Total Investment Return
Based on net asset value	(3.40)%[3]	(6.26)%	0.27%[3]

Ratios to Average Net Assets[4]
Total expenses after waiver	0.56%[5]	0.59%	0.55%[5]
Total expenses	0.76%[5]	0.68%	0.67%[5]
Net investment income	6.10%[5]	5.16%	4.54%[5]

Supplemental Data
Net assets, end of period (000)	$420,002	$ 642,177	$837,730
Portfolio turnover of the Master Portfolio	290%[6]	1,081%[7]	153%[8]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
5 Annualized.
6 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
7 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
8 Represents the portfolio turnover for the year.

See Notes to Financial Statements.

12 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

			Service
	Six Months
	Ended
	March 31,
	2009		Year Ended September 30,
	(Unaudited)	2008	2007[1]	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.41	$11.50	$11.64	$11.72	$11.78
Net investment income[2]	0.28	0.55	0.50	0.45	0.43	0.43
Net realized and unrealized gain (loss)	(0.65)	(1.25)	(0.12)	(0.07)	(0.10)	0.01
Net increase (decrease) from investment operations	(0.37)	(0.70)	0.38	0.38	0.33	0.44
Dividends and distributions from:
Net investment income	(0.28)	(0.55)	(0.47)	(0.46)	(0.41)	(0.36)
Net realized gain	(0.03)	—	—	(0.06)	—	(0.14)
Total dividends and distributions	(0.31)	(0.55)	(0.47)	(0.52)	(0.41)	(0.50)
Net asset value, end of period	$9.48	$10.16	$11.41	$11.50	$11.64	$11.72

Total Investment Return
Based on net asset value	(3.60)%[3]	(6.47)%	3.88%	3.38%	2.77%	3.78%

Ratios to Average Net Assets
Total expenses after waiver	0.77%[4,5]	0.81%[5]	0.91%[5]	0.88%	0.80%	0.78%
Total expenses	0.98%[4,5]	0.96%[5]	1.25%[5]	31.07%	1.08%	1.07%
Net investment income	5.90%[4,5]	4.92%[5]	4.80%[5]	3.93%	3.57%	3.74%

Supplemental Data
Net assets, end of period (000)	$999	$1,324	$1,769	—[6]	—[6]	$29
Portfolio turnover of the Fund	—	—	238%[7]	192%	358%	412%
Portfolio turnover of the Master Portfolio	290%[8]	1,081%[9]	153%[10]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Annualized.
5 Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Amount is less than $1,000.
7 Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
8 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
9 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
10 Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Service Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.126588.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

		Investor A			Investor A1
	Six Months		Period	Six Months		Period
	Ended		September 24,	Ended		September 24,
	March 31,	Year Ended	2007[1] to	March 31,	Year Ended	2007[1] to
	2009	September 30, September 30,		2009	September 30, September 30,
	(Unaudited)	2008	2007	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.41	$ 11.38	$10.15	$11.40	$11.38
Net Investment income[2]	0.28	0.55	0.01	0.28	0.56	0.01
Net realized and unrealized gain (loss)	(0.65)	(1.26)	0.03	(0.64)	(1.26)	0.03
Net increase (decrease) from investment operations	(0.37)	(0.71)	0.04	(0.36)	(0.70)	0.04
Dividends and distributions from:
Net investment income	(0.28)	(0.54)	(0.01)	(0.28)	(0.55)	(0.02)
Net realized gain	(0.03)	—	—	(0.03)	—	—
Total dividends and distributions	(0.31)	(0.54)	(0.01)	(0.31)	(0.55)	(0.02)
Net asset value, end of period	$9.48	$10.16	$ 11.41	$9.48	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	(3.66)%[4]	(6.56)%	0.35%[4]	(3.53)%[4]	(6.46)%	0.27%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	0.89%[6]	0.92%	0.90%[6]	0.82%[6]	0.81%	0.64%[6]
Total expenses	1.03%[6]	1.00%	1.02%[6]	0.94%[6]	0.88%	0.72%[6]
Net investment income	5.80%[6]	4.84%	4.17%[6]	5.85%[6]	4.95%	4.43%[6]

Supplemental Data
Net assets, end of period (000)	$519,933	$ 618,346	$ 690,100	$81,599	$ 109,125	$147,533
Portfolio turnover of the Master Portfolio	290%[7]	1,081%[8]	153%[9]	290%[7]	1,081%[8]	153%[9]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Annualized.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
9 Represents the portfolio turnover for the year.

See Notes to Financial Statements.

14 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

		Investor B			Investor B1
	Six Months		Period	Six Months		Period
	Ended		September 24,	Ended		September 24,
	March 31,	Year Ended	2007[1] to	March 31,	Year Ended	2007[1] to
	2009	September 30, September 30,		2009	September 30, September 30,
	(Unaudited)	2008	2007	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.15	$11.40	$ 11.38	$10.16	$11.41	$11.38
Net investment income[2]	0.24	0.47	0.01	0.25	0.50	0.01
Net realized and unrealized gain (loss)	(0.64)	(1.25)	0.02	(0.65)	(1.25)	0.03
Net increase (decrease) from investment operations	(0.40)	(0.78)	0.03	(0.40)	(0.75)	0.04
Dividends and distributions from:
Net investment income	(0.24)	(0.47)	(0.01)	(0.25)	(0.50)	(0.01)
Net realized gain	(0.03)	—	—	(0.03)	—	—
Total dividends and distributions	(0.27)	(0.47)	(0.01)	(0.28)	(0.50)	(0.01)
Net asset value, end of period	$9.48	$10.15	$ 11.40	$9.48	$10.16	$11.41

Total Investment Return[3]
Based on net asset value	(3.91)%[4]	(7.18)%	0.26%[4]	(3.88)%[4]	(6.91)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	1.62%[6]	1.57%	1.43%[6]	1.35%[6]	1.30%	1.12%[6]
Total expenses	1.74%[6]	1.64%	1.51%[6]	1.46%[6]	1.36%	1.20%[6]
Net investment income	5.04%[6]	4.18%	3.64%[6]	5.31%[6]	4.46%	3.96%[6]

Supplemental Data
Net assets, end of period (000)	$96,272	$ 131,142	$ 193,973	$17,703	$24,912	$42,961
Portfolio turnover of the Master Portfolio	290%[7]	1,081%[8]	153%[9]	290%[7]	1,081%[8]	153%[9]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Annualized.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
9 Represents the portfolio turnover for the year.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

			Investor B2
	Six Months
	Ended
	March 31,
	2009		Year Ended September 30,
	(Unaudited)	2008	2007[1]	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.40	$ 11.49	$11.63	$11.71	$11.85
Net investment income[2]	0.28	0.54	0.49	0.38	0.33	0.28
Net realized and unrealized loss	(0.65)	(1.24)	(0.12)	(0.09)	(0.09)	—
Net increase (decrease) from investment operations	(0.37)	(0.70)	0.37	0.29	0.24	0.28
Dividends and distributions from:
Net investment income	(0.28)	(0.54)	(0.46)	(0.37)	(0.32)	(0.27)
Net realized gain	(0.03)	—	—	(0.06)	—	(0.15)
Total dividends and distributions	(0.31)	(0.54)	(0.46)	(0.43)	(0.32)	(0.42)
Net asset value, end of period	$9.48	$10.16	$ 11.40	$11.49	$11.63	$11.71

Total Investment Return[3]
Based on net asset value	(3.67)%[4]	(6.50)%	3.59%	2.50%	2.02%	2.38%

Ratios to Average Net Assets
Total expenses after waiver	0.90%[5,6]	0.95%[5]	1.03%[5]	1.62%	1.56%	1.63%
Total expenses	1.02%[5,6]	1.02%[5]	1.28%[5]	3.30%	1.84%	1.97%
Net investment income	5.72%[5,6]	4.78%[5]	4.73%[5]	3.29%	2.84%	2.46%

Supplemental Data
Net assets, end of period (000)	$381	$612	$ 1,027	$226	$137	$103
Portfolio turnover of the Fund	—	—	238%[7]	192%	358%	412%
Portfolio turnover of the Master Portfolio	290%[8]	1,081%[9]	153%[10]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Annualized.
7 Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
8 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
9 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
10 Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Investor B Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.132883.

See Notes to Financial Statements.

16 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

			Investor C
	Six Months
	Ended
	March 31,
	2009		Year Ended September 30,
	(Unaudited)	2008	2007[1]	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.15	$11.40	$11.49	$11.63	$11.71	$11.86
Net investment income[2]	0.25	0.48	0.16	0.38	0.32	0.31
Net realized and unrealized gain (loss)	(0.64)	(1.26)	0.16	(0.09)	(0.08)	(0.03)
Net increase (decrease) from investment operations	(0.39)	(0.78)	0.32	0.29	0.24	0.28
Dividends and distributions from:
Net investment income	(0.25)	(0.47)	(0.41)	(0.37)	(0.32)	(0.27)
Net realized gain	(0.03)	—	—	(0.06)	—	(0.16)
Total dividends and distributions	(0.28)	(0.47)	(0.41)	(0.43)	(0.32)	(0.43)
Net asset value, end of period	$9.48	$10.15	$11.40	$11.49	$11.63	$11.71

Total Investment Return[3]
Based on net asset value	(3.84)%[4]	(7.12)%	3.12%	2.50%	2.02%	2.28%

Ratios to Average Net Assets
Total expenses after waiver	1.46%[5,6]	1.50%[5]	1.53%[5]	1.62%	1.56%	1.63%
Total expenses	1.95%[5,6]	1.95%[5]	2.08%[5]	10.03%	1.84%	1.97%
Net investment income	5.23%[5,6]	4.24%[5]	3.85%[5]	3.27%	2.78%	2.46%

Supplemental Data
Net assets, end of period (000)	$ 135,004	$157,147	$137,586	$102	$53	—[7]
Portfolio turnover of the Fund	—	—	238%[8]	192%	358%	412%
Portfolio turnover of the Master Portfolio	290%[9]	1,081%[10]	153%[11]	—	—	—

1 On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Annualized.
7 Amount is less than $1,000.
8 Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
9 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
10 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
11 Represents the portfolio turnover for the year.
The performance prior to September 24, 2007 set forth in this table is the financial data of Investor C Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.133781.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Financial Highlights (continued)					BlackRock Total Return Fund

		Investor C1			Investor C2
	Six Months		Period	Six Months		Period
	Ended		September 24,	Ended		September 24,
	March 31,	Year Ended	2007[1] to	March 31,	Year Ended	2007[1] to
	2009	September 30, September 30,		2009	September 30, September 30,
	(Unaudited)	2008	2007	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.41	$ 11.38	$10.15	$11.40	$11.37
Net investment income[2]	0.25	0.48	0.01	0.25	0.50	0.01
Net realized and unrealized gain (loss)	(0.65)	(1.25)	0.03	(0.65)	(1.26)	0.03
Net increase (decrease) from investment operations	(0.40)	(0.77)	0.04	(0.40)	(0.76)	0.04
Dividends and distributions from:
Net investment income	(0.25)	(0.48)	(0.01)	(0.25)	(0.49)	(0.01)
Net realized gain	(0.03)	—	—	(0.03)	—	—
Total dividends and distributions	(0.28)	(0.48)	(0.01)	(0.28)	(0.49)	(0.01)
Net asset value, end of period	$9.48	$10.16	$ 11.41	$9.47	$10.15	$11.40

Total Investment Return[3]
Based on net asset value	(3.95)%[4]	(7.09)%	0.35%[4]	(3.89)%[4]	(6.95)%	0.35%[4]

Ratios to Average Net Assets[5]
Total expenses after waiver	1.49%[6]	1.49%	1.34%[6]	1.35%[6]	1.33%	1.21%[6]
Total expenses	1.61%[6]	1.55%	1.45%[6]	1.47%[6]	1.40%	1.29%[6]
Net investment income	5.18%[6]	4.27%	3.70%[6]	5.33%[6]	4.42%	3.87%[6]

Supplemental Data
Net assets, end of period (000)	$224,719	$ 297,811	$ 393,738	$12,141	$15,099	$20,654
Portfolio turnover of the Master Portfolio	290%[7]	1,081%[8]	153%[9]	290%[7]	1,081%[8]	153%[9]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
6 Annualized.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
9 Represents the portfolio turnover for the year.

See Notes to Financial Statements.

18 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Financial Highlights (concluded)		BlackRock Total Return Fund

		Class R
	Six Months		Period
	Ended		October 2,
	March 31,	Year Ended	2006[1] to
	2009	September 30,	September 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$11.41	$11.50
Net investment income[2]	0.27	0.52	0.11
Net realized and unrealized gain (loss)	(0.65)	(1.25)	0.26
Net increase (decrease) from investment operations	(0.38)	(0.73)	0.37
Dividends and distributions from:
Net investment income	(0.27)	(0.52)	(0.46)
Net realized gain	(0.03)	—	—
Total dividends and distributions	(0.30)	(0.52)	(0.46)
Net asset value, end of period	$9.48	$10.16	$11.41

Total Investment Return
Based on net asset value	(3.76)%[3]	(6.76)%	3.48%[3]

Ratios to Average Net Assets[4]
Total expenses after waiver	1.09%[5]	1.13%	1.10%[5]
Total expenses	1.46%[5]	1.37%	1.37%[5]
Net investment income	5.59%[5]	4.62%	4.01%[5]

Supplemental Data
Net assets, end of period (000)	$48,401	$57,895	$62,836
Portfolio turnover of the Fund	—	—	238%[6]
Portfolio turnover of the Master Portfolio	290%[7]	1,081%[8]	153%[9]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
5 Annualized.
6 Represents the portfolio turnover for the year.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.
9 Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.
The performance prior to September 24, 2007 set forth in this table is the financial data of Class R Shares of the BlackRock Total Return Portfolio. BlackRock Total Return
Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conservation ratio of 1.133286.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (Unaudited) BlackRock Total Return Fund

1. Organization and Significant Accounting Policies:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond
Fund, Inc. (the “Bond Fund”) and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total
Return Portfolio (the “Master Portfolio”), of Master Bond LLC (the “Master
LLC”), which has the same investment objective and strategies as the
Fund. The Master LLC is organized as a Delaware limited liability com-
pany. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio.
The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial state-
ments. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
Actual results may differ from these estimates. The percentage of the
Master Portfolio owned by the Fund at March 31, 2009 was 73.3%.
The Fund offers multiple classes of shares. Institutional and Service
Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor B2, Investor C,
Investor C1 and Investor C2 Shares are subject to a contingent deferred sales charge. In addition, Investor A1, Investor B, Investor B1, Investor B2,
Investor C1 and Investor C2 Shares are sold only to certain eligible investors. Class R Shares are sold only to certain retirement plans.

All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A,
Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1,
Investor C2 and Class R Shares bear certain expenses related to the shareholder servicing of such shares and Investor B, Investor B1,
Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares
also bear certain expenses related to the distribution of such shares.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B, Investor B1 and Investor B2 shareholders may vote on certain changes to the Investor A and Investor A1 distribution plans as applica-
ble). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investments in the Master
Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial
Statements, which are included elsewhere in this report.

The Bond Fund has adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 — price quotations in active markets/exchanges for identical securities

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2	$ 1,906,707,029
Level 3	—
Total	$ 1,906,707,029

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master Portfolio are accounted for on a trade date basis.
The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addi-
tion, the Fund accrues its own expenses. Income and realized and unre-
alized gains and losses on investments are allocated daily to each class based on its relative net assets.

20 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (continued) BlackRock Total Return Fund

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared daily and paid monthly. Distributions of capi-
tal gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for the four years ended
September 30, 2008. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. FAS
161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Bond Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. The PNC Financial Services Group, Inc. (“PNC”) and
Bank of America Corporation (“BAC”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on
January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Bond Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each of the Bond
Fund’s portfolios, including the Fund, and provides the necessary personnel, facilities and equipment to provide such services to the Bond
Fund. The Advisor also performs certain administrative services neces-
sary for the operation of the Bond Fund. For such services the Advisor receives, at the end of each month, a fee with respect to the Fund at the annual rates set forth below which are based upon the aggregate average daily value of the Bond Fund’s net assets at the following annual rates: 0.50% of the Bond Fund’s average daily net assets not exceeding $250 million; 0.45% of the average daily net assets in excess of $250 million but not exceeding $500 million; 0.40% of average daily net assets in excess of $500 million but not exceeding $750 million;
and 0.35% of average daily net assets in excess of $750 million. For the six months ended March 31, 2009, the aggregate average daily net assets of the Bond Fund, including the Fund and the Bond Fund’s other series, BlackRock High Income Fund, were approximately
$2,850,460,000. The Advisor has contractually agreed to waive the
Fund’s investment advisory fee in the amount of the Fund’s share of the investment advisory fee paid by the Master Portfolio. For the six months ended March 31, 2009, the Advisor earned fees of $3,810,780 of which $1,202,821 were waived, which is included in fees waived by advisor on the Statement of Operations. For the six months ended
March 31, 2009, the Advisor contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense and certain other fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows:
0.40% (for BlackRock Shares), 0.55% (for Institutional Shares), 0.85%
(for Service Shares), 0.90% (for Investor A Shares), 1.65% (for Investor
B2 Shares), 1.65% (for Investor C Shares) and 1.10% (for Class R
Shares) until August 1, 2010. In addition to the contractual waivers described above, the Advisor has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense and certain other Fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 1.53%
(for Investor B2 Shares) 1.45% (for Investor C Shares), 0.76% (for
Service Shares) and 1.08% (for Class R Shares). As a result, the Advisor voluntarily waived its fees in the amount of $552,247, which is included in fees waived by advisor on the Statement of Operations.

The Advisor has entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM a fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. There is no increase in the aggregate fees paid by the Bond Fund for these services.

Effective October 1, 2008, the Fund entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, LLC
(“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. (“BDI”)(collectively, the “Distributor”) as the sole distrib-
utor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch
Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (continued) BlackRock Total Return Fund

Pursuant to the Distribution Plans adopted by the Bond Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the
Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor B2	0.25%	0.75%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S”),
a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1,
Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2
and Class R shareholders. For the six months ended March 31, 2009 the Fund did not accrue Investor B2 distribution fees because of regulatory limits.

For the six months ended March 31, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $72,384 and affiliates received contingent deferred sales charges of $63,365, $720, $1,061, $46,257 and $4,564 relating to transactions in Investor B, Investor B1, Investor
B2, Investor C and Investor C1 Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $1,169 relating to transac-
tions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
March 31, 2009, the Fund paid $2,034,665 in return for these services, which are a component of the transfer agent fees in the accompanying
Statement of Operations.

PNC Global Investment Servicing (U.S.) Inc., wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calcu-
lation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended March 31, 2009, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees
BlackRock	$1,263
Institutional	$6,228
Service	$79
Investor A	$5,602
Investor A1	$909
Investor B	$1,668
Investor B1	$269
Investor B2	$38
Investor C	$1,792
Investor C1	$2,892
Investor C2	$142
Class R	$391

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the
Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2008, the Fund had capital loss carryforwards available to offset future realized gains through the indicated
expiration dates:

Expires September 30,
2009	$12,816,607
2013	71,451
2014	8,093,306
2015	23,885,656
2016	10,255,556
Total	$55,122,576

22 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (continued)			BlackRock Total Return Fund

4. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
BlackRock
Shares sold	4,131,419	$39,422,037	4,628,710	$ 52,477,533
Shares issued to shareholders in reinvestment of dividends
and distributions	1,074,466	10,206,821	1,885,023	21,114,013
Total issued	5,205,885	49,628,858	6,513,733	73,591,546
Shares redeemed	(5,688,160)	(54,538,326)	(13,097,624)	(147,546,681)
Net decrease	(482,275)	$(4,909,468)	(6,583,891)	$ (73,955,135)

Institutional
Shares sold	5,975,824	$57,303,179	14,337,660	$ 160,960,965
Shares issued to shareholders in reinvestment of dividends
and distributions	1,431,167	13,588,257	2,499,632	27,909,614
Total issued	7,406,991	70,891,436	16,837,292	188,870,579
Shares redeemed	(26,331,006)	(259,062,093)	(27,058,472)	(304,379,234)
Net decrease	(18,924,015)	$(188,170,657)	(10,221,180)	$ (115,508,655)

Service
Shares sold	3,054	$28,264	24,841	$280,763
Shares issued to shareholders in reinvestment of dividends
and distributions	3,451	32,799	6,465	72,242
Total issued	6,505	61,063	31,306	353,005
Shares redeemed	(31,522)	(301,255)	(56,019)	(626,677)
Net decrease	(25,017)	$(240,192)	(24,713)	$(273,672)

Investor A
Shares sold	7,114,459	$68,000,312	17,821,322	$ 201,397,182
Shares issued to shareholders in reinvestment of dividends
and distributions	1,638,067	15,562,445	2,721,792	30,408,979
Total issued	8,752,526	83,562,757	20,543,114	231,806,161
Shares redeemed	(14,782,583)	(141,326,592)	(20,161,940)	(225,686,317)
Net increase (decrease)	(6,030,057)	$ (57,763,835)	381,174	$ 6,119,844

Investor A1
Shares sold	1,163,599	$11,162,570	2,830,817	$ 31,918,774
Shares issued to shareholders in reinvestment of dividends
and distributions	278,058	2,640,260	534,370	5,971,790
Total issued	1,441,657	13,802,830	3,365,187	37,890,564
Shares redeemed	(3,578,475)	(34,286,045)	(5,555,500)	(62,280,566)
Net decrease	(2,136,818)	$ (20,483,215)	(2,190,313)	$ (24,390,002)

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (continued)			BlackRock Total Return Fund

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Investor B
Shares sold	713,337	$6,824,391	1,712,339	$19,278,051
Shares issued to shareholders in reinvestment of dividends
and distributions	265,271	2,518,865	498,001	5,568,643
Total issued	978,608	9,343,256	2,210,340	24,846,694
Shares redeemed	(3,735,271)	(35,717,933)	(6,304,635)	(70,798,766)
Net decrease	(2,756,663)	$(26,374,677)	(4,094,295)	$(45,952,072)

Investor B1
Shares sold	166,891	$1,596,450	431,347	$4,854,779
Shares issued to shareholders in reinvestment of dividends
and distributions	53,714	510,228	117,462	1,316,084
Total issued	220,605	2,106,678	548,809	6,170,863
Shares redeemed	(805,882)	(7,713,283)	(1,862,400)	(20,947,774)
Net decrease	(585,277)	$ (5,606,605)	(1,313,591)	$(14,776,911)

Investor B2
Shares sold	—	—	1	$10
Shares issued to shareholders in reinvestment of dividends
and distributions	1,217	$11,562	2,725	30,449
Total issued	1,217	11,562	2,726	30,459
Shares redeemed	(21,286)	(202,461)	(32,579)	(367,939)
Net decrease	(20,069)	$(190,899)	(29,853)	$(337,480)

Investor C
Shares sold	3,450,646	$32,998,242	8,103,085	$91,146,697
Shares issued to shareholders in reinvestment of dividends
and distributions	368,879	3,502,151	547,326	6,094,016
Total issued	3,819,525	36,500,393	8,650,411	97,240,713
Shares redeemed	(5,050,014)	(48,370,348)	(5,242,896)	(58,527,611)
Net increase (decrease)	(1,230,489)	$(11,869,955)	3,407,515	$38,713,102

Investor C1
Shares sold	469,501	$4,498,216	1,038,182	$11,690,667
Shares issued to shareholders in reinvestment of dividends
and distributions	660,214	6,271,533	1,184,526	13,244,116
Total issued	1,129,715	10,769,749	2,222,708	24,934,783
Shares redeemed	(6,744,500)	(64,521,739)	(7,419,084)	(83,071,268)
Net decrease	(5,614,785)	$(53,751,990)	(5,196,376)	$(58,136,485)

24 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (concluded)			BlackRock Total Return Fund

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Investor C2
Shares sold	83,482	$ 795,464	199,604	$2,243,704
Shares issued to shareholders in reinvestment of dividends
and distributions	32,138	305,029	55,810	623,159
Total issued	115,620	1,100,493	255,414	2,866,863
Shares redeemed	(321,564)	(3,068,775)	(579,711)	(6,516,126)
Net decrease	(205,944)	$ (1,968,282)	(324,297)	$(3,649,263)

Class R
Shares sold	1,125,027	$10,789,148	2,749,845	$30,941,003
Shares issued to shareholders in reinvestment of dividends
and distributions	167,281	1,589,231	263,989	2,947,526
Total issued	1,292,308	12,378,379	3,013,834	33,888,529
Shares redeemed	(1,885,997)	(17,979,623)	(2,822,946)	(31,646,853)
Net increase (decrease)	(593,689)	$ (5,601,244)	190,888	$2,241,676

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Portfolio Information			Master Total Return Portfolio

As of March 31, 2009

	Percent of		Percent of
	Long-Term		Corporate
Portfolio Composition	Investments		Bond
		Credit Quality Allocation[1]	Investments
U.S. Government Agency Mortgage-Backed Securities	32%
Non-U.S. Government Agency Mortgage-Backed Securities	21	AAA/Aaa	15%
Corporate Bonds	19	AA/Aa	30
U.S. Government & Agency Obligations	12	A/A	27
Asset-Backed Securities	11	BBB/Baa	16
U.S. Government Agency Mortgage-Backed Obligations —		BB/Ba	8
Collateralized Mortgage Obligations	3	B/B	3
Capital Trusts	1	CCC/Caa	1
Foreign Government Obligations	1	[1] Using the higher of Standard & Poor’s or Moody’s Investors Service.

26 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)				Master Total Return Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Asset-Backed Securities		(000)	Value	Asset-Backed Securities		(000)	Value

ACE Securities Corp. (a):				Honda Auto Receivables Owner Trust Series
Series 2003-OP1 Class A2,				2006-3 Class A3, 5.12%, 10/15/10	USD	8,783	$8,848,405
0.882%, 12/25/33	USD	581	$231,292	IXIS Real Estate Capital Trust Series 2007-HE1
Series 2005-ASP1 Class M1,				Class A1, 0.582%, 5/25/37 (a)		10,251	7,322,456
1.202%, 9/25/35		11,203	1,120,300	Irwin Home Equity Corp. Series 2005-C
Aegis Asset Backed Securities Trust Series				Class 1A1, 0.782%, 4/25/30 (a)		1,833	1,674,837
2006-1 Class A1, 0.601%, 1/25/37 (a)		154	146,301	JPMorgan Mortgage Acquisition Corp. Series
American Express Issuance Trust Series 2008-2				2006-HE3 Class A2, 0.542%, 11/25/36 (a)		3,430	3,146,821
Class A, 4.02%, 1/18/11		25,950	25,791,251	Lehman XS Trust Series 2005-5N Class 3A2,
Banc of America Securities Auto Trust Series				0.882%, 11/25/35 (a)		11,308	2,959,370
2006-G1 Class A4, 5.17%, 12/20/10		29,100	29,254,978	Long Beach Mortgage Loan Trust Series 2006-11
Bank of America Credit Card Trust Series				Class 2A1, 0.582%, 12/25/36 (a)		6,358	5,203,839
2008-A9 Class A9, 4.07%, 7/16/12		11,345	11,344,636	MBNA Credit Card Master Note Trust Series
Bear Stearns Asset Backed Securities Trust (a):				2006-A4 Class A4, 0.546%, 9/15/11 (a)		4,150	4,145,733
Series 2005-4 Class A, 0.852%, 1/25/36		2,178	1,923,086	Morgan Stanley ABS Capital I (a):
Series 2005-HE10 Class A2,				Series 2005-HE1 Class A2MZ,
0.812%, 11/25/35		4,974	4,757,286	0.822%, 12/25/34		820	446,026
Series 2005-SD1 Class 1A2,				Series 2007-NC1 Class A2A,
0.822%, 7/25/27		7,690	6,361,264	0.572%, 11/25/36		5,831	5,520,125
Series 2006-HE8 Class 1A1,				New Century Home Equity Loan Trust Series
0.592%, 10/25/36		4,253	3,942,249	2005-2 Class A2MZ, 0.782%, 6/25/35 (a)		2,543	1,944,878
Series 2006-HE10 Class 21A1,				Option One Mortgage Loan Trust Series 2003-4
0.592%, 12/25/36		7,602	5,826,518	Class A2, 0.842%, 7/25/33 (a)		2,805	1,262,076
Capital Auto Receivables Asset Trust Series				Park Place Securities, Inc. Series 2005-WCH1 (a):
2004-2 Class D, 5.82%, 5/15/12 (b)		4,850	4,833,210	Class A1B, 0.822%, 1/25/35		786	749,448
Chase Issuance Trust:				Class A3D, 0.862%, 1/25/35		695	636,753
Series 2005-A5 Class A5,				RAAC Series 2005-SP2 Class 2A,
0.576%, 2/15/12 (a)		3,600	3,584,292	0.822%, 6/25/44 (a)		11,022	5,376,608
Series 2006-A3 Class A3,				Residential Asset Mortgage Products, Inc. Series
0.546%, 7/15/11 (a)		375	374,054	2005-RS3 Class AI2, 0.692%, 3/25/35 (a)		1,083	1,039,532
Series 2007-A17 Class A, 5.12%, 10/15/14		16,610	16,713,306	Residential Asset Securities Corp. Series
Series 2008-A9 Class A9, 4.26%, 5/15/13		11,975	11,931,718	2003-KS5 Class AIIB, 1.102%, 7/25/33 (a)		1,112	554,640
Citibank Omni Master Trust Series 2007-A9A				SLM Student Loan Trust Series (a):
Class A9, 1.623%, 12/23/13 (a)		32,890	29,784,155	Series 2005-4 Class A2, 1.239%, 4/26/21		7,060	6,823,543
Countrywide Asset Backed Certificates (a):				Series 2008-5 Class A2,
Series 2003-2 Class M1, 1.571%, 6/26/33		1,911	329,513	2.259%, 10/25/16		33,280	32,545,577
Series 2003-BC3 Class A2,				Series 2008-5 Class A3,
1.142%, 9/25/33		909	507,720	2.459%, 1/25/18		8,410	8,213,963
Series 2004-5 Class A, 0.972%, 10/25/34		1,834	940,131	Series 2008-5 Class A4,
Series 2004-13 Class AF4,				2.859%, 7/25/23		22,670	21,427,312
4.583%, 1/25/33		9,907	7,117,674	Small Business Administration:
Series 2006-21 Class 2A1,				Series 2002-P10 Class 1, 5.199%, 8/10/12		127	131,216
0.572%, 5/25/37		7,856	7,020,305	Series 2004-P10 Class 1, 4.504%, 2/10/14		648	648,041
Daimler Chrysler Auto Trust Series 2006-D				Soundview Home Equity Loan Trust:
Class A3, 4.98%, 2/08/11		12,201	12,256,325	Series 2007-OPT1 Class 2A1,
First Franklin Mortgage Loan Asset Backed				0.602%, 6/25/37 (a)		2,018	1,517,631
Certificates Series 2005-FF10 Class A6,				Structured Asset Securities Corp:
0.872%, 11/25/35 (a)		9,906	5,679,222	Series 2003-Al2 Class A,
Ford Credit Auto Owner Trust:				3.357%, 1/25/31 (b)		484	385,798
Series 2006-B Class A4, 5.25%, 9/15/11		18,700	18,375,138	Series 2004-23XS Class 2A1,
Series 2009-A Class A3B,				0.822%, 1/25/35 (a)		3,375	1,565,678
3.022%, 5/15/13 (a)		51,480	51,487,810	Series 2006-BC6 Class A2,
HSI Asset Securitization Corp. Trust Series				0.602%, 1/25/37 (a)		9,839	8,522,276
2006-HE1 Class 2A1, 0.572%, 10/25/36 (a)		9,640	6,000,449	Series 2007-BC1 Class A2,
Harley-Davidson Motorcycle Trust Series 2006-2				0.572%, 2/25/37 (a)		1,451	1,241,040
Class A2, 5.35%, 3/15/13		7,599	7,473,596

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (continued)			Master Total Return Portfolio
			(Percentages shown are based on Net Assets)
	Par		U.S. Government Agency		Par
Asset-Backed Securities	(000)	Value	Mortgage-Backed Securities		(000)	Value

USAA Auto Owner Trust Series 2006-4:			Freddie Mac Mortgage Participation
Class A3, 5.01%, 6/15/11	USD 10,805	$ 10,905,410	Certificates (concluded):
Class A4, 4.98%, 10/15/12	21,651	22,062,930	5.50%, 8/01/17 – 4/15/39 (f)(g)	USD	165,711	$ 172,147,449
Total Asset-Backed Securities — 17.0%		441,929,741	5.55%, 2/01/37 (a)		302	312,584
			5.672%, 1/01/37 (a)		2,057	2,131,837
			5.725%, 10/01/36 (a)		195	201,522
			6.00%, 5/01/13 – 9/01/37		849	889,877
			6.50%, 6/01/31 – 12/01/34		823	872,984
U.S. Government & Agency Obligations			7.00%, 2/01/31 – 4/01/32		2,162	2,339,743
Fannie Mae:			Ginnie Mae MBS Certificates:
2.875%, 10/12/10 (c)	34,550	35,506,966	3.75%, 5/20/34 (a)		2,223	2,223,952
6.25%, 2/01/11 (c)	16,780	17,725,050	4.50%, 5/15/39 (f)		74,800	76,249,250
1.75%, 3/23/11 (c)	39,160	39,411,995	5.00%, 4/21/39 (f)		23,000	23,790,625
2%, 1/09/12 (c)(d)	29,105	29,398,378	5.50%, 11/15/33 – 4/15/39 (f)		28,621	29,702,847
5.25%, 8/01/12 (c)	49,176	51,486,780	6.00%, 11/15/28 – 4/15/39 (f)		47,935	50,039,321
2.875%, 12/11/13 (c)	23,800	24,329,098	6.50%, 4/15/31 – 4/15/39 (f)		34,456	36,314,564
2.75%, 2/05/14 (c)	23,700	24,047,987	7.00%, 4/15/29 – 6/15/35		36,323	38,769,149
2.75%, 3/13/14 (c)	50,100	50,698,044	7.50%, 4/15/31 – 3/15/32		391	424,517
6.625%, 11/15/30	200	262,453	Total U.S. Government Agency
Federal Home Loan Banks,			Mortgage-Backed Securities — 50.7%			1,317,866,991
5.375%, 5/15/19 (c)(d)	36,340	39,891,108
Freddie Mac, 2.125%, 3/23/12 (c)	21,625	21,788,874
Resolution Funding Corp. (e):
6.29%, 7/15/18	100	70,658	U.S. Government Agency Mortgage-Backed
6.30%, 10/15/18	100	69,968	Securities — Collateralized Mortgage Obligations
U.S. Treasury Bonds, 8.125%, 8/15/19 (c)	19,790	28,695,500	Fannie Mae Trust:
U.S. Treasury Notes:			Series 378 Class 4, 5%, 7/01/36 (h)		30,599	3,284,881
2.75%, 2/15/19	97,540	98,073,544	Series 378 Class 5, 5%, 7/01/36 (h)		9,603	1,120,142
5.25%, 2/15/29	245	301,694	Series 378 Class 19, 5%, 6/01/35 (h)		525	53,120
4.375%, 2/15/38 (c)	11,660	13,245,037	Series 387 Class 5, 5%, 3/25/38 (h)		6,486	850,561
4.50%, 5/15/38 (c)	7,310	8,534,425	Series 1999-7 Class AB, 6%, 3/25/29		497	524,790
Total U.S. Government & Agency Obligations — 18.6%		483,537,559	Series 2003-41 Class XU, 4%, 7/25/15		13,036	13,094,887
			Series 2003-W5 Class A,
			0.742%, 4/25/33 (a)		22	19,106
			Series 2004-29 Class HC, 7.50%, 7/25/30		971	1,021,572
U.S. Government Agency			Series 2005-63 Class PA, 5.50%, 10/25/24		7,035	7,112,335
Mortgage-Backed Securities			Series 2006-26 Class QA, 5.50%, 6/25/26		1,493	1,517,172
Fannie Mae Guaranteed Pass-Through			Series 2006-M2 Class A2A,
Certificates:			5.271%, 10/25/32 (a)		4,600	4,927,290
4.00%, 4/01/24 (f)	37,000	37,612,794	Series 2007-22 Class PA, 5.50%, 3/25/37		13,394	14,044,304
4.50%, 12/01/20 – 4/15/39 (c)(f)	234,832	240,516,062	Series 2007-30 Class WI,
5.00%, 5/15/24 – 4/15/39 (c)(f)(g)	373,049	385,323,491	6.371%, 4/25/37 (h)		47,143	3,749,707
5.049%, 8/01/38 (a)	17,264	17,711,901	Series 2007-108 Class AN,
5.157%, 8/01/38 (a)	15,420	15,867,311	8.87%, 11/25/37 (a)		14,133	15,578,760
5.50%, 7/01/14 – 4/15/39 (f)	69,415	72,295,573	Series 2008-2 Class SA,
5.872%, 12/01/37 (a)	13,810	14,346,441	5.881%, 2/25/38 (h)		24,028	2,018,978
6.00%, 1/01/21 – 4/15/39 (f)	12,672	13,265,421	Freddie Mac Multiclass Certificates:
6.28%, 8/01/11	1,800	1,908,175	Series 232 Class IO, 5%, 8/01/35 (h)		407	45,857
6.50%, 4/13/23 – 4/15/39 (f)	16,597	17,522,744	Series 2687 Class PM, 4.50%, 11/15/26		7,142	7,159,104
7.00%, 4/01/32 – 4/15/39 (f)	86	91,620	Series 2825 Class VP, 5.50%, 6/15/15		1,461	1,539,142
Freddie Mac Mortgage Participation Certificates:			Series 3068 Class VA, 5.50%, 10/15/16		8,774	9,156,327
4.00%, 5/01/10	383	386,345	Series 3137 Class XP, 6%, 4/15/36		14,077	14,884,927
4.50%, 2/01/39 – 4/01/39 (f)	29,500	30,144,948	Series 3171 Class ST, 6.152%, 6/15/36 (h)		39,809	3,314,421
5.00%, 4/15/24 – 4/15/39 (f)	2,184	2,263,655	Series 3210 Class PA, 6%, 3/15/29		9,808	10,076,083
5.291%, 7/01/38 (a)	20,847	21,461,211	Series 3218 Class SA, 6.237%, 9/15/36 (h)		18,828	1,472,870
5.345%, 2/01/37 (a)	271	279,184	Series 3501 Class SC, 5.444%, 1/15/39 (h)		13,539	926,238
5.395%, 9/01/38 (a)(d)	10,141	10,459,894	Series 3501 Class SJ, 6.044%, 1/15/39 (h)		13,441	1,023,438

See Notes to Financial Statements.

28 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments (continued)			Master Total Return Portfolio
			(Percentages shown are based on Net Assets)
U.S. Government Agency Mortgage-Backed	Par		Non-U.S. Government Agency		Par
Securities — Collateralized Mortgage Obligations	(000)	Value	Mortgage-Backed Securities		(000)	Value

Ginnie Mae Trust (h):			Collateralized Mortgage Obligations (continued)
Series 2007-9 Class BI, 6.35%, 3/20/37 USD	15,633	$ 1,074,063	Harborview Mortgage Loan Trust (a):
Series 2007-59 Class SC, 6.03%, 7/20/37	32,489	2,106,713	Series 2005-8 Class 1A2A,
Series 2007-67 Class SI, 6.04%, 11/20/37	19,358	1,208,499	0.886%, 9/19/35	USD	837	$339,033
Series 2007-72 Class US, 6.08%, 11/20/37	14,725	853,346	Series 2005-10 Class 2A1A,
Series 2007-80 Class SA, 6.08%, 12/20/37	26,812	1,534,033	0.866%, 11/19/35		1,587	603,478
Total U.S. Government Agency			Homebanc Mortgage Trust Series 2006-2
Mortgage-Backed Securities —			Class A1, 0.702%, 12/25/36 (a)		10,444	4,366,761
Collateralized Mortgage Obligations — 4.8%		125,292,666	Impac Secured Assets CMN Owner Trust
			Series 2004-3 (a):
			Class 1A4, 1.322%, 11/25/34		2,016	939,821
			Class M1, 1.122%, 11/25/34		11,950	1,726,742
Non-U.S. Government Agency			IndyMac INDX Mortgage Loan Trust Series
Mortgage-Backed Securities			2006-AR41 Class A3, 0.702%, 2/25/37 (a)		16,372	6,046,600
Collateralized Mortgage Obligations — 15.0%			JPMorgan Mortgage Trust:
Banc of America Alternative Loan Trust Series			Series 2005-A5 Class TA1,
2004-7 Class 4A1, 5%, 8/25/19	878	778,981	5.433%, 8/25/35 (a)		30,525	24,784,338
Bear Stearns Adjustable Rate Mortgage Trust (a):			Series 2006-A2 Class 4A1,
Series 2005-4 Class 3A1,			3.882%, 8/25/34 (a)		2,270	1,679,113
5.37%, 8/25/35	87,120	56,307,670	Series 2006-S2 Class 2A2,
Series 2006-2 Class 2A1, 5.65%, 7/25/36	31,280	15,960,534	5.875%, 7/25/36		2,715	1,972,361
BlackRock Capital Finance LP Series 1997-R2			Series 2007-S1 Class 1A2, 5.50%, 3/25/22		1,702	1,263,929
Class AP, 10.428%, 12/25/35 (a)(b)(i)	10	10,183	Luminent Mortgage Trust Series 2006-7
Citigroup Mortgage Loan Trust, Inc. Series			Class 1A1, 0.702%, 12/25/36 (a)		22,596	7,270,691
2007-AR4 Class 2A2A, 5.733%, 3/25/37 (a)	12,866	7,012,410	Maryland Insurance Backed Securities Trust
Citimortgage Alternative Loan Trust Series			Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
2007-A8 Class A1, 6%, 10/25/37	24,776	11,505,199	Ocwen Residential MBS Corp. Series 1998-R2
Collateralized Mortgage Obligation Trust			Class AP, 10.422%, 11/25/34 (a)(b)		29	18,815
Series 57 Class D, 9.90%, 2/01/19	18	19,403	Structured Adjustable Rate Mortgage Loan Trust
Countrywide Alternative Loan Trust:			Series 2007-3 Class 2A1,
Series 2004-18CB Class 2A5,			5.733%, 4/25/37 (a)		26,567	13,557,191
0.972%, 9/25/34 (a)	1,056	765,777	Structured Asset Securities Corp.(a):
Series 2005-21B Class A17, 6%, 6/25/35	22,635	11,693,372	Series 2005-GEL2 Class A,
Series 2006-0A21 Class A1,			0.802%, 4/25/35		1,311	1,092,114
0.735%, 3/20/47 (a)	10,424	3,775,575	Series 2005-OPT1 Class A4M,
Series 2006-OC8 Class 2A1A,			0.872%, 11/25/35		5,037	3,232,041
0.612%, 11/25/36 (a)	1,009	959,454	WaMu Mortgage Pass-Through Certificates (a):
Series 2006-OC9 Class A1,			Series 2000-1 Class B1,
0.597%, 9/25/35 (a)	8,499	7,717,187	5.022%, 1/25/40 (b)		1	58
Series 2006-OC10 Class 2A1,			Series 2006-AR18 Class 1A1,
0.612%, 11/25/36 (a)	6,719	5,902,716	5.307%, 1/25/37		28,373	13,719,010
Series 2006-OC11 Class 2A1,			Series 2007-HY3 Class 1A1,
0.622%, 1/25/37 (a)	10,537	9,098,233	5.618%, 3/25/37		65,148	31,820,729
Countrywide Home Loan Mortgage			Series 2007-0A4 Class 1A,
Pass-Through Trust:			2.403%, 5/25/47		5,225	1,976,758
Series 2004-29 Class1A1,			Series 2007-0A5 Class 1A,
0.792%, 2/25/35 (a)	486	245,708	2.383%, 6/25/47		5,805	2,042,134
Series 2006-0A5 Class 2A1,			Wells Fargo Mortgage Backed Securities Trust (a):
0.722%, 4/25/46 (a)	4,934	1,756,059	Series 2005-AR10 Class 2A2,
Series 2006-0A5 Class 3A1,			4.191%, 6/25/35		22,587	16,729,383
0.722%, 4/25/46 (a)	8,760	3,504,338	Series 2005-AR15 Class 2A1,
Series 2007-16 Class A1,			5.114%, 9/25/35		36,669	28,158,863
6.503%, 10/25/37	3,646	2,016,913	Series 2006-AR2 Class 2A5,
Credit Suisse Mortgage Capital Certificates			5.077%, 3/25/36		32,583	18,649,406
Series 2006-8 Class 3A1, 6%, 10/25/21	5,709	3,234,466	Series 2006-AR3 Class A4,
First Horizon Asset Securities, Inc. Series			5.705%, 3/25/36		33,716	18,766,288
2005-AR3 Class 3A1, 5.504%, 8/25/35 (a)	4,249	3,060,843	Series 2006-AR4 Class 2A4,
GMAC 93, 7.43%, 12/01/22	15,393	15,239,519	5.776%, 4/25/36		1,500	764,742
GSR Mortgage Loan Trust Series 2005-AR4			Series 2006-AR12 Class 2A1,
Class 6A1, 5.25%, 7/25/35 (a)	15,581	10,002,178	6.097%, 9/25/36		7,734	4,854,730

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (continued)				Master Total Return Portfolio
				(Percentages shown are based on Net Assets)
Non-U.S. Government Agency		Par		Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value	Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations (concluded)				Commercial Mortgage-Backed Securities (continued)
Wells Fargo Mortgage Backed Securities				GMAC Commercial Mortgage Securities, Inc. (concluded):
Trust (a) (concluded):				Series 2000-C1 Class A2,
Series 2006-AR15 Class A1,				7.724%, 3/15/33 (a)	USD	1,360	$1,369,837
5.658%, 10/25/36	USD	7,356	$3,843,658	Series 2000-C2 Class A2,
Series 2006-AR17 Class A1,				7.455%, 8/16/33 (a)		1,186	1,202,893
5.327%, 10/25/36		12,727	7,036,152	Series 2000-C2 Class A2,
			388,696,657	5.485%, 5/10/40 (a)		2,465	2,379,870
				Series 2001-C1 Class B,
Commercial Mortgage-Backed Securities — 18.7%				6.67%, 4/15/34 (a)		15,000	14,310,323
Banc of America Commercial Mortgage,				Series 2004-C3 Class AAB,
Inc. Series 2006-2 Class A4,				4.702%, 12/10/41		700	627,413
5.740%, 5/10/45 (a)		5,460	4,047,434	GS Mortgage Securities Corp. II:
Bank of America Commercial Mortgage, Inc.				Series 2003-C1 Class X2,
Series 2004-7 Class 4A1, 6.503%, 4/15/36		1,639	1,619,186	1.029%, 1/10/40 (h)		11,206	87,022
Bear Stearns Commercial Mortgage Securities:				Series 2004-GG2 Class A4,
Series 1998-C1 Class A2, 6.44%, 6/16/30		612	610,282	4.964%, 8/10/38		1,625	1,432,896
Series 2000-WF2 Class A2,				Series 2006-GG6 Class A2,
7.32%, 10/15/32 (a)		1,361	1,374,587	5.506%, 4/10/38 (a)		18,650	17,000,943
Series 2006-PW11 Class AJ,				Greenwich Capital Commercial Funding Corp.:
5.456%, 3/11/39 (a)		7,100	2,123,342	Series 2004-GG1 Class A4,
Series 2007-PW15 Class A4,				4.755%, 6/10/36		20,425	19,496,500
5.331%, 2/11/44		20,950	15,270,669	Series 2005-GG3 Class A3,
CS First Boston Mortgage Securities Corp.:				4.569%, 8/10/42		2,445	1,912,924
Series 2001-CK6 Class A3,				JPMorgan Chase Commercial Mortgage
6.387%, 8/15/36		372	367,899	Securities Corp.:
Series 2002-CKS4 Class A2,				Series 2001-CIB2 Class A3,
5.183%, 11/15/36		2,415	2,286,313	6.429%, 4/15/35		21,558	21,405,244
Series 2002-CP5 Class A1,				Series 2001-CIB3 Class A3,
4.106%, 12/15/35		7,668	7,413,293	6.465%, 11/15/35		2,120	2,117,523
Series 2003-C3 Class A5, 3.936%, 5/15/38		2,320	2,000,221	Series 2001-CIBC Class A3,
Chase Commercial Mortgage Securities Corp.:				6.26%, 3/15/33		1,049	1,060,810
Series 1999-2 Class A2, 7.198%, 1/15/32		17,448	17,535,970	Series 2007-LD1 Class A2,
Series 2000-1 Class A2, 7.757%, 4/15/32		17,145	17,341,859	5.804%, 6/15/49 (a)		9,700	7,742,241
Citigroup Commercial Mortgage Trust Series				Series 2007-LD12 Class A2,
2007-C6 Class AM, 5.70%, 12/10/49 (a)		8,750	3,580,061	5.827%, 2/15/51		7,882	6,643,995
Citigroup/Deutsche Bank Commercial				LB Commercial Conduit Mortgage Trust Series
Mortgage Trust Series 2007-CD5 Class A4,				1999-C2 Class A2, 7.325%, 10/15/32		10,772	10,820,008
5.886%, 11/15/44 (a)		10,075	7,211,789	LB-UBS Commercial Mortgage Trust:
Commercial Mortgage Pass-Through				Series 2000-C3 Class A2,
Certificates (a):				7.95%, 5/15/25 (a)		22,935	23,224,452
Series 2004-LB3A Class A3,				Series 2000-C4 Class A2, 7.37%, 8/15/26		1,076	1,088,983
5.09%, 7/10/37		9,900	8,978,387	Series 2005-C2 Class AJ,
Series 2007-C9 Class A4,				5.205%, 4/15/30 (a)		1,100	494,789
5.816%, 12/10/49		24,360	17,714,551	Series 2005-C3 Class A5, 4.739%, 7/15/30		15,850	12,189,137
DLJ Commercial Mortgage Corp. Series				Series 2006-C1 Class A4, 5.156%, 2/15/31		22,956	17,509,611
2000-CKP1 Class A1B, 7.18%, 11/10/33		1,907	1,943,934	Series 2006-C7 Class A2, 5.30%, 11/15/38		20,170	16,930,506
First Union National Bank Commercial Mortgage:				Series 2007-C1 Class A4, 5.424%, 2/15/40		20,390	13,846,541
Series 2000-C1 Class A2, 7.841%, 5/17/32		12,263	12,436,744	Series 2007-C2 Class A3,
Series 2001-C2 Class A2, 6.663%, 1/12/43		2,098	2,141,629	5.43%, 2/15/40		18,425	12,294,977
GE Capital Commercial Mortgage Corp.:				Series 2007-C7 Class A3,
Series 2001-3 Class A2, 6.07%, 6/10/38		1,670	1,632,682	5.866%, 9/15/45 (a)		20,314	14,229,742
Series 2002-1A Class A3,				Merrill Lynch Mortgage Trust Series 2007-C1
6.269%, 12/10/35		1,730	1,672,267	Class AM, 5.829%, 6/12/50 (a)(i)		1,275	517,099
Series 2005-C4 Class A4,				Morgan Stanley Capital I:
5.333%, 11/10/45 (a)		2,900	2,228,645	Series 2005-HQ5 Class A4,
GMAC Commercial Mortgage Securities, Inc.:				5.168%, 1/14/42		8,000	6,320,302
Series 1998-C2 Class D, 6.50%, 5/15/35		6,079	6,062,786	Series 2006-IQ11 Class A2,
Series 1999-C3 Class A2,				5.693%, 10/15/42 (a)		6,715	6,055,679
7.179%, 8/15/36 (a)		725	728,402

See Notes to Financial Statements.

30 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments (continued)					Master Total Return Portfolio
				(Percentages shown are based on Net Assets)
Non-U.S. Government Agency		Par			Par
Mortgage-Backed Securities		(000)	Value	Corporate Bonds	(000)	Value

Commercial Mortgage-Backed Securities (concluded)				Capital Markets — 3.2%
Morgan Stanley Capital I (concluded):				The Bear Stearns Cos., Inc.
Series 2006-IQ12 Class A4,				1.486%, 7/19/10 (a)	USD 4,995	$4,921,908
5.332%, 12/15/43	USD	880	$645,775	6.95%, 8/10/12	13,615	13,865,067
Series 2007-HQ12 Class A2,				Goldman Sachs Capital II, 5.793% (a)(j)	3,180	1,323,964
5.632%, 4/12/49 (a)		3,520	2,928,060	The Goldman Sachs Group, Inc.,
Series 2007-IQ15 Class AM,				5.25%, 10/15/13	11,620	10,850,698
5.882%, 6/11/49 (a)		1,825	818,506	Lehman Brothers Holdings, Inc. (k)(l):
Morgan Stanley Dean Witter Capital I Series				5.625%, 1/24/13	8,005	960,600
2000-LIFE Class A2, 7.57%, 11/15/36 (a)		16,748	16,881,706	6.75%, 12/28/17	7,180	718
Prudential Mortgage Capital Funding, LLC Series				Series I, 5.25%, 2/06/12	8,415	1,072,913
2001-Rock Class A2, 6.605%, 5/10/34		2,140	2,167,266	Series MTN, 7%, 9/27/27	8,000	1,020,000
Prudential Securities Secured Financing Corp.				Morgan Stanley, 1.399%, 1/09/12 (a)	43,250	34,711,672
Series 2000-C1 Class A2,				UBS AG:
7.727%, 5/17/32 (a)		16,650	16,751,328	5.75%, 4/25/18	11,000	9,200,994
Salomon Brothers Mortgage Securities VII, Inc.:				Series DPNT, 5.875%, 12/20/17	7,715	6,635,602
Series 2000-C3 Class A2,						84,564,136
6.592%, 12/18/33		1,591	1,594,622
Series 2001-C2 Class A3,				Chemicals — 0.1%
6.499%, 11/13/36		4,835	4,802,242	Huntsman International LLC:
WaMu Commercial Mortgage Securities Trust				7.875%, 11/15/14	2,530	1,037,300
Series 2005-C1A Class X, 2.10%, 5/25/36 (h)		11,769	338,916	7.375%, 1/01/15	1,285	526,850
Wachovia Bank Commercial Mortgage Trust:				PolyOne Corp., 8.875%, 5/01/12	2,040	887,400
Series 2005-C21 Class A3,						2,451,550
5.210%, 10/15/44 (a)		9,420	8,706,438	Commercial Banks — 1.9%
Series 2006-C25 Class A4,				Corporacion Andina de Fomento,
5.74%, 5/15/43 (a)		17,875	14,217,746	6.875%, 3/15/12	5,125	5,049,529
Series 2006-C25 Class A5,				Eksportfinans A/S, 5.50%, 5/25/16	8,025	8,590,640
5.74%, 5/15/43 (a)		19,075	13,911,962	HSBC Bank USA NA, 4.625%, 4/01/14	415	388,969
Series 2006-C28 Class A2,				Kreditanstalt fuer Wiederaufbau,
5.50%, 10/15/48		15,101	13,248,526	3.50%, 3/10/14	24,950	25,222,737
Series 2006-C28 Class AJ,				Royal Bank of Scotland Group Plc,
5.632%, 10/15/48 (a)		2,045	529,847	6.99% (a)(b)(j)	4,690	2,063,600
Series 2006-C29 Class A4,				Wachovia Bank NA, 6.60%, 1/15/38	875	691,998
5.308%, 11/15/48		24,400	16,202,857	Wachovia Corp., 5.50%, 5/01/13	6,500	5,993,344
Series 2006-C29 Class AJ,				Wells Fargo & Co.:
5.368%, 11/15/48 (a)		2,345	579,469	4.625%, 8/09/10	255	251,809
			486,960,458	4.875%, 1/12/11	740	731,397
Total Non-U.S. Government Agency						48,984,023
Mortgage-Backed Securities — 33.7%			875,657,115	Computers & Peripherals — 0.5%
				International Business Machines Corp.:
				5.70%, 9/14/17	8,245	8,540,765
				7.625%, 10/15/18	4,000	4,588,776
Corporate Bonds						13,129,541
Aerospace & Defense — 0.1%				Consumer Finance — 0.4%
BAE Systems Holdings, Inc., 5.20%, 8/15/15 (b)		340	331,655	FIA Card Services NA, 4.625%, 8/03/09	3,135	3,104,600
L-3 Communications Corp.:				SLM Corp.:
5.875%, 1/15/15		860	797,650	1.299%, 7/27/09 (a)	4,125	3,974,314
Series B, 6.375%, 10/15/15		697	656,923	5.40%, 10/25/11	6,000	3,720,000
			1,786,228	5.125%, 8/27/12	1,450	781,312
Air Freight & Logistics — 0.7%						11,580,226
United Parcel Service, Inc., 3.875%, 4/01/14		18,250	18,294,658	Diversified Financial Services — 6.6%
Airlines — 0.2%				Bank of America Corp.:
American Airlines, Inc. Series 2003-1,				7.80%, 2/15/10	75	72,049
3.857%, 1/09/12		2,058	1,810,906	4.875%, 9/15/12	5,555	5,013,554
Continental Airlines, Inc. Series 2002-1,				7.80%, 9/15/16	5,000	3,211,325
6.563%, 8/15/13		2,555	2,158,975	6%, 9/01/17 (d)	2,025	1,723,619
			3,969,881	5.75%, 12/01/17	2,805	2,355,600

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (continued)			Master Total Return Portfolio
			(Percentages shown are based on Net Assets)
	Par			Par
Corporate Bonds	(000)	Value	Corporate Bonds	(000)	Value

Diversified Financial Services (concluded)			Food Products — 0.9%
Citigroup, Inc.:			Kraft Foods, Inc.:
4.125%, 2/22/10	USD 1,540	$1,486,420	6.50%, 8/11/17	USD 7,555	$7,779,671
5.625%, 8/27/12	10,305	7,505,451	6.125%, 2/01/18	8,090	8,108,275
Ford Motor Credit Co. LLC, 9.75%, 9/15/10	2,445	2,011,369	Tyson Foods, Inc., 10.50%, 3/01/14 (b)	6,490	6,619,800
General Electric Capital Corp.:					22,507,746
1.80%, 3/11/11 (c)	41,600	41,710,698
5%, 11/15/11	18,780	18,675,489	Gas Utilities — 0.0%
6.75%, 3/15/32	5,000	4,054,490	El Paso Natural Gas Co., 8.625%, 1/15/22	130	124,800
6.15%, 8/07/37	2,770	2,048,468	Health Care Providers & Services — 0.1%
6.375%, 11/15/67 (a)	10,075	4,892,239	UnitedHealth Group, Inc., 5.80%, 3/15/36	3,465	2,683,022
Series A, 5%, 12/01/10	30,550	30,315,498	WellPoint, Inc., 5.95%, 12/15/34	410	335,203
JPMorgan Chase & Co:					3,018,225
7.125%, 6/15/09	100	100,303
4.50%, 11/15/10	10	9,944	Hotels, Restaurants & Leisure — 0.3%
1.65%, 2/23/11 (c)	24,645	24,748,312	American Real Estate Partners LP:
JPMorgan Chase Bank NA:			8.125%, 6/01/12	75	63,750
6%, 7/05/17	12,725	12,173,320	7.125%, 2/15/13	1,890	1,502,550
Series BKNT, 6%, 10/01/17	9,865	9,247,214	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)	1,570	471,000
			Wendy’s International, Inc., 6.25%, 11/15/11	5,380	4,895,800
		171,355,362
					6,933,100
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:			Household Durables — 1.2%
5.50%, 2/01/18	9,750	9,427,811	Belvoir Land LLC Series A-1, 5.27%, 12/15/47	325	200,522
6.50%, 9/01/37	8,975	8,099,237	Centex Corp.:
Cincinnati Bell, Inc., 7.25%, 7/15/13	200	191,000	4.55%, 11/01/10	3,890	3,539,900
Citizens Communications Co., 6.25%, 1/15/13	235	212,969	5.125%, 10/01/13	4,815	3,803,850
Comcast Cable Holdings LLC, 7.875%, 8/01/13	150	151,892	D.R. Horton, Inc.:
GTE Corp.:			6.875%, 5/01/13	7,830	6,577,200
6.84%, 4/15/18	8,030	7,952,141	5.625%, 9/15/14	2,269	1,781,165
6.94%, 4/15/28	75	67,158	Irwin Land LLC Series A-2, 5.40%, 12/15/47	600	373,398
Qwest Communications International, Inc.:			KB Home, 6.375%, 8/15/11	6,600	5,907,000
7.50%, 2/15/14	2,275	1,967,875	Lennar Corp. Series B, 5.60%, 5/31/15	3,610	2,572,125
Series B, 7.50%, 2/15/14	905	782,825	Pulte Homes, Inc., 5.20%, 2/15/15	2,720	2,152,200
Qwest Corp., 4.57%, 6/15/13 (a)	135	115,762	Ryland Group, Inc., 5.375%, 5/15/12	2,445	2,127,150
Telecom Italia Capital SA, 5.25%, 10/01/15	275	231,867	Toll Brothers Finance Corp., 4.95%, 3/15/14	2,260	1,918,340
Telefonica Europe BV, 7.75%, 9/15/10	160	167,082			30,952,850
Verizon Communications, Inc., 8.75%, 11/01/18	11,200	12,814,816	IT Services — 0.4%
Verizon Maryland, Inc. Series B,			First Data Corp., 9.875%, 9/24/15	10,240	5,990,400
5.125%, 6/15/33	95	65,810	Sabre Holdings Corp., 6.35%, 3/15/16	10,080	3,830,400
Verizon New Jersey, Inc., 7.85%, 11/15/29	35	32,576
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13	60	58,202			9,820,800
Windstream Corp.:			Independent Power Producers
8.125%, 8/01/13	240	236,400	& Energy Traders — 0.3%
8.625%, 8/01/16	255	250,537	AES Ironwood LLC, 8.875%, 11/30/25	84	73,691
		42,825,960	AES Red Oak LLC Series B, 9.20%, 11/30/29	50	43,500
			NRG Energy, Inc., 7.375%, 2/01/16	90	83,700
Electric Utilities — 0.6%			TXU Corp., 5.55%, 11/15/14	9,960	3,705,986
Florida Power & Light Co.:			Texas Competitive Electric Holdings Co. LLC
5.625%, 4/01/34	150	145,213	Series B, 10.25%, 11/01/15 (m)	7,835	3,917,500
5.95%, 2/01/38	3,575	3,614,182
Florida Power Corp., 6.40%, 6/15/38	6,650	6,947,694			7,824,377
Nevada Power Co., 6.65%, 4/01/36	3,755	3,136,807	Insurance — 0.9%
Southern California Edison Co. Series 08-A,			American General Corp., 7.50%, 8/11/10	150	108,737
5.95%, 2/01/38	2,800	2,773,053	American International Group, Inc.,
		16,616,949	6.25%, 5/01/36	5,255	1,844,011
			Hartford Life Global Funding Trusts (a):
Energy Equipment & Services — 0.1%			1.49%, 9/15/09	1,285	1,211,702
Halliburton Co., 7.45%, 9/15/39	1,805	1,807,029	1.50%, 6/16/14	13,275	8,390,968

See Notes to Financial Statements.

32 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments (continued)				Master Total Return Portfolio
			(Percentages shown are based on Net Assets)
	Par			Par
Corporate Bonds	(000)	Value	Corporate Bonds	(000)	Value

Insurance (concluded)			Oil, Gas & Consumable Fuels (concluded)
Metropolitan Life Global Funding I,			Canadian Natural Resources, Ltd.,
5.125%, 4/10/13 (b)	USD 11,675	$10,662,672	5.90%, 2/01/18	USD 2,625	$2,351,407
Monument Global Funding Ltd.,			Compton Petroleum Finance Corp.,
0.736%, 6/16/10 (a)	2,510	2,332,178	7.625%, 12/01/13	20	6,300
		24,550,268	ConocoPhillips Australia Funding Co.,
			1.497%, 4/09/09 (a)	988	987,998
Internet & Catalog Retail — 0.3%			ConocoPhillips:
Expedia, Inc., 7.456%, 8/15/18	8,620	7,240,800	7%, 3/30/29	80	79,405
Media — 2.6%			6.50%, 2/01/39	1,825	1,780,244
Cablevision Systems Corp. Series B,			Consolidated Natural Gas Co.:
8.334%, 4/01/09 (a)	605	605,000	Series A, 5%, 3/01/14	235	230,208
Comcast Cable Communications Holdings, Inc.,			Series C, 6.25%, 11/01/11	150	154,263
8.375%, 3/15/13	670	716,517	Devon Financing Corp. ULC, 7.875%, 9/30/31	3,100	3,167,574
Comcast Corp.:			Enterprise Products Operating LP,
5.90%, 3/15/16	425	410,535	4.95%, 6/01/10	450	442,197
6.50%, 1/15/17	7,050	6,978,901	Kinder Morgan Finance Co. ULC,
7.05%, 3/15/33	155	144,049	5.35%, 1/05/11	5,350	5,109,250
6.50%, 11/15/35	125	110,408	MidAmerican Energy Holdings Co.,
6.45%, 3/15/37	7,000	6,115,550	5.95%, 5/15/37	7,100	6,134,052
6.95%, 8/15/37	3,275	3,049,719	Overseas Shipholding Group, Inc.,
Cox Communications, Inc.:			7.50%, 2/15/24	115	67,850
7.125%, 10/01/12	3,895	3,877,387	Shell International Finance B.V., 4%, 3/21/14	14,500	14,703,449
8.375%, 3/01/39 (b)	5,775	5,418,394	Tennessee Gas Pipeline Co., 7%, 10/15/28	920	782,604
Idearc, Inc., 8%, 11/15/16 (k)(l)	4,360	114,450	XTO Energy, Inc., 6.75%, 8/01/37	3,370	3,067,091
News America, Inc.:					54,865,056
7.125%, 4/08/28	125	102,200
7.625%, 11/30/28	140	120,473	Pharmaceuticals — 2.3%
6.40%, 12/15/35	5,210	3,859,782	Abbott Laboratories, 5.125%, 4/01/19	6,150	6,185,233
6.75%, 1/09/38	5,060	5,105,641	Bristol-Myers Squibb Co., 6.875%, 8/01/97	75	73,444
Shaw Communications, Inc., 7.20%, 12/15/11	3,135	3,111,487	Eli Lilly & Co., 3.55%, 3/06/12	5,415	5,532,359
TCI Communications, Inc., 8.75%, 8/01/15	360	388,388	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	8,050	8,375,212
Time Warner Cable, Inc., 5.85%, 5/01/17	9,475	8,494,300	Novartis Securities Investment Ltd.,
Time Warner Cos., Inc.:			5.125%, 2/10/19	6,590	6,690,972
9.125%, 1/15/13	9,715	10,205,909	Pfizer, Inc., 5.35%, 3/15/15	19,300	20,362,388
7.57%, 2/01/24	720	664,022	Roche Holdings Inc. (b):
Time Warner Entertainment Co. LP,			3.249%, 2/25/11 (a)	2,735	2,730,145
8.375%, 3/15/23	150	145,272	5%, 3/01/14	10,875	11,130,856
Time Warner, Inc., 6.75%, 4/15/11	200	202,985			61,080,609
Viacom, Inc., 5.75%, 4/30/11	7,630	7,432,833	Road & Rail — 0.1%
		67,374,202	The Hertz Corp., 8.875%, 1/01/14	2,435	1,476,219
Metals & Mining — 0.1%			Software — 0.2%
Aleris International, Inc., 9%, 12/15/14 (k)(l)	140	84	Oracle Corp., 5.75%, 4/15/18 (g)	5,980	6,240,842
Arch Western Finance LLC, 6.75%, 7/01/13	795	727,425	Thrifts & Mortgage Finance — 0.0%
Freeport-McMoRan Copper & Gold, Inc.,			Countrywide Financial Corp., 5.80%, 6/07/12	900	781,594
4.995%, 4/01/15 (a)	1,150	945,875
			Trading Companies & Distributors — 0.2%
		1,673,384	United Rentals North America, Inc.,
Multi-Utilities — 0.0%			6.50%, 2/15/12	7,455	5,964,000
CenterPoint Energy, Inc., 7.25%, 9/01/10	480	481,174	Wireless Telecommunication Services — 0.2%
Multiline Retail — 1.1%			Rogers Wireless, Inc., 7.50%, 3/15/15	140	145,096
Macys Retail Holdings, Inc., 5.35%, 3/15/12	3,605	2,829,763	Vodafone Group Plc:
Target Corp., 6%, 1/15/18	24,975	25,083,691	5%, 12/16/13	275	278,680
		27,913,454	5%, 9/15/15	55	53,563
			6.15%, 2/27/37	4,325	4,077,947
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.:					4,555,286
5.95%, 9/15/16	7	6,029	Total Corporate Bonds — 29.3%		762,744,329
6.45%, 9/15/36	6,185	4,323,098
BP Capital Markets Plc, 3.125%, 3/10/12	11,425	11,472,037

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (continued)					Master Total Return Portfolio
				(Percentages shown are based on Net Assets)
		Par				Par
Foreign Government Obligations		(000)	Value	Short-Term Securities		(000)	Value

Bundesrepublik Deutschland:				U.S. Government & Agency Obligations — 0.3%
Series 05, 4%, 1/04/37	EUR	2,105	$ 2,829,012	Federal Home Loan Bank Discount Notes,
Series 07, 4.25%, 7/04/39		5,600	7,945,368	0.10%, 5/01/09 (n)	USD	8,900	$ 8,899,258
Israel Government AID Bond:				Total Short-Term Securities
5.50%, 9/18/23	USD	850	956,417	(Cost — $8,899,258) — 0.4%			8,899,258
5.50%, 4/26/24		625	704,097
Mexico Government International Bond,
6.375%, 1/16/13		2,378	2,508,790
United Kingdom Gilt, 4.25%, 12/07/49	GBP	4,880	6,818,234	Options Purchased	Contracts (o)
Total Foreign Government Obligations — 0.8%			21,761,918	Over-the-Counter Call Options
				Receive a fixed rate of 2.5% and pay a floating
				rate based on 3-month LIBOR, expiring
				March 2010, Broker Barclays Bank Plc		28	759,655
Capital Trusts
				Over-the-Counter Put Options
Capital Markets — 0.0%				Pay a fixed rate of 5.5% and receive a floating
Credit Suisse Guernsey Ltd., 5.86% (a)(j)	USD	3,101	1,149,221	rate based 3-month LIBOR, expiring
Lehman Brothers Holdings Capital Trust VII,				December 2009, Broker Bank of America NA		19	72,852
5.857% (j)(k)(l)		1,868	187
				Total Options Purchased
			1,149,408	(Cost — $1,319,050) — 0.0%			832,507
Commercial Banks — 0.4%				Total Investments Before TBA Sale Commitments and
BAC Capital Trust VI, 5.625%, 3/08/35		3,555	1,511,294	Options Written (Cost — $4,612,640,289*) — 156.9%			4,080,717,699
Barclays Bank Plc (a)(b)(j):
7.43%		100	41,543
8.55%		6,660	2,397,600
Wachovia Capital Trust III, 5.80% (a)(j)		1,865	671,400			Par
Wells Fargo & Co. Series K, 7.98% (a)(j)		9,702	4,559,940	TBA Sale Commitments (f)		(000)
			9,181,777	Fannie Mae Guaranteed Pass-Through Certificates:
				4.50%, 12/01/20 – 4/15/39		(141,700)	(144,799,688)
Diversified Financial Services — 0.5%				5.00%, 5/15/24 – 4/15/39		(276,800)	(285,623,000)
Bank of America Corp. Series K, 8% (a)(j)		3,930	1,573,926	5.50%, 7/01/14 – 4/15/39		(33,100)	(34,351,577)
JPMorgan Chase & Co., 7.90% (a)(j)		18,025	11,583,586	6.00%, 1/01/21 – 4/15/39		(12,600)	(13,161,968)
			13,157,512	6.50%, 4/13/23 – 4/15/39		(16,517)	(17,395,199)
Insurance — 0.7%				7.00%, 4/01/32 – 4/15/39		(80)	(85,380)
American International Group, Inc.,				Freddie Mac Mortgage Participation Certificates:
8.175%, 5/15/58 (a)(b)		2,630	224,079	4.50%, 2/01/39 – 4/01/39		(28,600)	(29,189,875)
Chubb Corp., 6.375%, 3/29/67 (a)		6,825	3,895,778	5.00%, 4/15/24 – 4/15/39		(100)	(103,125)
Lincoln National Corp. (a):				5.50%, 8/01/17 – 4/15/39		(66,400)	(68,890,000)
7%, 5/17/66		4,185	878,850	6.00%, 5/01/13 – 9/01/37		(500)	(522,656)
6.05%, 4/20/67		2,500	525,000	Ginnie Mae MBS Certificates:
MetLife, Inc., 6.40%, 12/15/66		7,995	3,357,900	6.50% 4/15/31 – 4/15/39		(10,200)	(10,700,432)
Progressive Corp., 6.70%, 6/15/37 (a)		6,460	2,905,947	Total TBA Sale Commitments
Reinsurance Group of America,				(Proceeds Received — $597,534,697) — (23.2)%			(604,822,900)
6.75%, 12/15/65 (a)		4,415	1,723,881
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	3,032,733
ZFS Finance (USA) Trust V,
6.50%, 5/09/67 (a)(b)		5,275	2,162,750	Options Written	Contracts (o)
			18,706,918	Over-the-Counter Call Options
Total Capital Trusts — 1.6%			42,195,615	Pay a fixed rate of 4.74% and receive a floating
Total Long-Term Investments				rate based on 3-month LIBOR, expiring
(Cost — $4,602,421,981) — 156.5%			4,070,985,934	May 2009, Broker Deutsche Bank AG		124	(20,163,312)
				Pay a fixed rated of 4.87% and receive a floating
				rate based on 3-month LIBOR, expiring
				February 2010, Broker UBS AG		116	(17,891,011)
				Pay a fixed rated of 5.485% and receive a floating
				rate based on expiring 3-month LIBOR,
				Broker JPMorgan Chase Bank NA		5	(1,146,571)
				Pay a fixed rated of 5.67% and receive a floating
				rate based on 3-month LIBOR, expiring
				January 2010, Broker Citibank NA		3	(823,616)

See Notes to Financial Statements.

34 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments (continued)					Master Total Return Portfolio

Options Written	Contracts (o)	Value
			(a) Variable rate security. Rate shown is as of report date.
Over-the-Counter Call Options (concluded)
Pay a fixed rated of 3.31% and receive a floating			(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
rate based on 3-month LIBOR, expiring			These securities may be resold in transactions exempt from registration to quali-
March 2010, Broker JPMorgan Chase Bank NA	28	$(1,269,352)	fied institutional investors.
Pay a fixed rated of 3.32% and receive a floating			(c) All or a portion of security has been pledged as collateral for reverse repurchase
rate based on 3-month LIBOR, expiring			agreements.
March 2010, Broker Deutsche Bank AG	20	(916,760)
			(d) All or a portion of security has been pledged as collateral in connection with
Pay a fixed rated of 3.4% and receive a floating
			open financial futures contracts.
rate based on 3-month LIBOR, expiring
March 2010, Broker JPMorgan Chase Bank NA	21	(1,051,659)	(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of
Pay a fixed rated of 3.47% and receive a floating			report date.
rate based on 3-month LIBOR, expiring			(f) Represents or includes a to-be-announced transaction. The Master Portfolio
March 2010, Broker Deutsche Bank AG	27	(1,503,447)	has committed to purchasing securities for which all specific information is not
		(44,765,728)	available at this time.
Over-the-Counter Put Options
							Unrealized
Receive a fixed rate of 4.74% and pay a floating
							Appreciation
rate based on 3-month LIBOR, expiring
			Counterparty		Market Value		(Depreciation)
May 2009, Broker Deutsche Bank AG	124	(125)
Receive a fixed rate of 4.87% and pay a floating			Bank of America NA		$81,141,590		$781,324
rate based on 3-month LIBOR expiring			Barclays Bank Plc		$17,603,063		$(83,835)
February 2010, UBS AG	116	(418,680)	Citigroup NA		$75,369,184		$(9,758)
Receive a fixed rate of 5.485% and pay a floating			Credit Suisse International		$(139,342,764)		$ (2,497,161)
rate based on 3-month LIBOR, expiring			Deutsche Bank AG		$ 241,064,344		$2,269,541
October 2009, Broker JPMorgan Chase Bank NA	5	(2,516)	Goldman Sachs Bank USA		$(38,115,938)		$(357,346)
Receive a fixed rate of 5.67% and pay a floating			Greenwich Capital		$75,944,287		$865,496
rate based on 3-month LIBOR, expiring			JPMorgan Chase Bank NA		$(4,400,838)		$(213,252)
January 2010, Broker Citibank NA	3	(2,882)	Morgan Stanley Capital Services, Inc.		$ 132,657,343		$1,474,715
Receive a fixed rate of 3.31% and pay a floating
rate based on 3-month LIBOR, expiring			(g) All or a portion of security has been pledged as collateral in connection
March 2010, Broker JPMorgan Chase Bank NA	28	(889,924)	with swaps.
Receive a fixed rate of 3.32% and pay a floating			(h) Represents the interest only portion of a mortgage-backed security and has
rate based on 3-month LIBOR, expiring			either a nominal or a notional amount of principal.
March 2010, Broker Deutsche Bank AG	20	(628,620)	(i) Investments in companies considered to be an affiliate of the Master Portfolio,
Receive a fixed rate of 3.4% and pay a floating			for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
rate based on 3-month LIBOR, expiring			as follows:
March 2010, Broker JPMorgan Chase Bank NA	21	(597,870)
Receive a fixed rate of 3.47% and pay a floating				Purchase	Sale	Realized
rate based on 3-month LIBOR, expiring			Affiliate	Cost	Cost	Gain	Income
March 2010, Broker Deutsche Bank AG	27	(735,221)
Receive a fixed rate of 4.5% and pay a floating			BlackRock Capital
rate based on 3-month LIBOR, expiring			Finance LP
March 2010, Broker Barclays Bank Plc	28	(655,517)	Series 1997-R2
			Class AP,
		(3,931,355)	10.428%, 12/25/35	—	—	—	$ 617
Total Options Written			Merrill Lynch Mortgage
(Premiums Received — $30,161,500) — (1.9)%		(48,697,083)	Trust Series
Total Investments — 131.8%		3,427,197,716	2007-C1 Class AM,
Liabilities in Excess of Other Assets — (31.8)%		(826,310,990)	5.829%, 6/12/50*	—	—	—	$37,160
Net Assets — 100.0%		$2,600,886,726	* No longer an affiliate of the Master Portfolio.
			(j) Security is perpetual in nature and has no stated maturity date.
* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2009, as computed for federal income tax purposes, were			(k) Non-income producing security.
as follows:			(l) Issuer filed for bankruptcy and/or is in default of interest payments.
Aggregate cost		$ 4,617,693,633	(m) Represents a step-up bond that pays an initial coupon rate for the first period
Gross unrealized appreciation		$41,895,722	and then a higher coupon rate for the following periods. Rate shown reflects the
Gross unrealized depreciation		(578,871,656)	effective yield at the time of purchase.
Net unrealized depreciation		$(536,975,934)	(n) Rate shown is the yield to the maturity as of the date of purchase.
			(o) One contract represents a notional amount of $1,000,000.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (continued) Master Total Return Portfolio

•Reverse repurchase agreements outstanding as of March 31, 2009 were as follows:

	Interest Trade		Maturity Net Closing		Face
Counterparty	Rate	Date	Date	Amount	Amount
JPMorgan	0.32%	2/17/09	TBD	$ 9,830,496	$ 9,826,827
Securities
JPMorgan	0.33%	2/19/09	TBD	10,053,947	10,050,170
Securities
JPMorgan	0.35%	2/19/09	TBD	5,323,004	5,320,935
Securities
JPMorgan	0.33%	2/24/09	TBD	10,891,743	10,888,250
Securities
JPMorgan	0.35%	2/26/09	TBD	45,520,167	45,505,125
Securities
JPMorgan	0.35%	2/26/09	TBD	30,800,779	30,790,601
Securities
JPMorgan	0.35%	2/26/09	TBD	26,624,877	26,616,079
Securities
JPMorgan	0.38%	3/02/09	TBD	4,239,408	4,238,066
Securities
JPMorgan	0.30%	3/13/09	TBD	48,422,427	48,414,761
Securities
Barclays	0.30%	3/13/09	TBD	28,056,065	28,052,325
Bank Plc
Barclays	0.30%	3/13/09	TBD	13,002,633	13,000,900
Bank Plc
Barclays	0.30%	3/13/09	TBD	5,832,027	5,831,250
Bank Plc
JPMorgan	0.32%	3/18/09	TBD	17,214,647	17,212,504
Securities
Barclays	0.26%	3/18/09	TBD	2,619,227	2,618,963
Bank Plc
Credit Suisse	0.60%	3/18/09	4/13/09	33,155,735	33,148,000
Barclays	0.70%	3/20/09	4/13/09	11,929,087	11,927,000
Bank Plc
Barclays	0.45%	3/24/09	TBD	39,672,167	39,668,200
Bank Plc
Barclays	0.45%	3/24/09	TBD	23,473,347	23,471,000
Bank Plc
Credit Suisse	0.70%	3/24/09	4/13/09	15,086,346	15,084,000
Securities
Credit Suisse	0.70%	3/25/09	4/13/09	23,177,954	23,175,250
Securities
Cantor	0.34%	3/27/09	TBD	19,573,924	19,573,000
Fitzgerald & Co.
Cantor	0.34%	3/27/09	TBD	23,721,985	23,720,865
Fitzgerald & Co.
Cantor	0.31%	3/27/09	TBD	23,306,003	23,305,000
Fitzgerald & Co.
Cantor	0.31%	3/27/09	TBD	31,547,213	31,545,855
Fitzgerald & Co.
Total				$503,075,208	$502,984,926

•For Master Portfolio compliance purposes, the Master Portfolio’s industry classifi-
cations refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Financial futures contracts purchased as of March 31, 2009 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

237	Long Gilt	London	June 2009	$41,199,950	$ 698,592
66	Euro-Bund	Eurex	June 2009	$10,859,510	51,487
	Future
981	30-Year U.S.	Chicago	June 2009	$ 124,321,521	2,917,245
	Treasury Bond
Total					$3,667,324

• Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts Issue		Date	Value	Depreciation
96	Euro Dollar Future	March 2010	$23,599,852	$(88,148)
32	Euro Dollar Future	March 2011	$7,793,182	(49,218)
93	Euro Dollar Future	June 2010	$22,809,982	(101,731)
32	Euro Dollar Future	June 2011	$7,777,182	(49,618)
647	Euro Dollar Future	June 2009	$ 157,714,735	(2,256,015)
94	Euro Dollar Future	September 2010	$23,001,212	(119,263)
32	Euro Dollar Future	September 2011	$7,763,492	(47,708)
164	Euro Dollar Future	September 2009	$40,441,775	(109,275)
94	Euro Dollar Future	December 2010	$22,941,775	(130,525)
33	Euro Dollar Future	December 2011	$7,993,290	(44,273)
163	Euro Dollar Future	December 2009	$40,130,003	(112,660)
438	5-Year U.S.	June 2009	$51,493,099	(526,245)
	Treasury Bond
696	10-Year U.S.	June 2009	$86,270,334	(88,041)
	Treasury Bond
Total				$ (3,722,720)

•Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency	Currency	Counter-	Settlement	Unrealized
Purchased	Sold	party	Date	Depreciation

USD 13,058,546	EUR 10,146,500	Citibank NA	5/20/09	$(422,190)
USD 15,750,270	GBP 11,263,500	Deutsche	6/10/09	(414,958)
		Bank AG
Total				$(837,148)

See Notes to Financial Statements.

36 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Schedule of Investments (continued) Master Total Return Portfolio

•Interest rate swaps outstanding as of March 31, 2009 were as follows:

				Notional		Unrealized
	Floating	Counter-		Amount		Appreciation
Fixed Rate	Rate	party	Expiration	(000)		(Depreciation)
5.496%(a)	3-month	Bank of	July	USD	10,000	$ 138,240
	LIBOR	America NA	2009
4.05%(a)	3-month	Barclays	December	USD	57,800	1,136,587
	LIBOR	Bank Plc	2009
4.51%(a)	3-month	UBS AG	September	USD	5,600	266,701
	LIBOR		2010
4.906%(a)	3-month	UBS AG	December	USD115,000		9,952,955
	LIBOR		2011
4.897%(a)	3-month	JPMorgan	December	USD165,000		14,336,442
	LIBOR	Chase Bank NA	2011
4.324%(a)	3-month	Citibank NA	July	USD	47,700	4,431,061
	LIBOR		2013
2.24%(a)	3-month	Deutsche	March	USD	38,600	45,769
	LIBOR	Bank AG	2014
2.81%(a)	3-month	Citibank NA	February	USD	50,000	832,472
	LIBOR		2016
2.975%(a)	3-month	Citibank NA	December	USD	9,000	93,165
	LIBOR		2018
2.295%(a)	3-month	Citibank NA	December	USD	35,200	(1,699,818)
	LIBOR		2018
2.21%(a)	3-month	Goldman	December	USD	37,100	(2,062,865)
	LIBOR	Sachs	2018
		Bank USA
2.823%(a)	3-month	Barclays	March	USD	14,000	(65,645)
	LIBOR	Bank Plc	2019
5.411%(a)	3-month	JPMorgan	August	USD	24,125	6,207,169
	LIBOR	Chase Bank NA	2022
3.50%(b)	3-month	Barclays	March	USD	7,400	(181,160)
	LIBOR	Bank Plc	2040
Total						$33,431,073

(a) Trust pays floating interest rate and receives fixed rate.
(b) Trust pays fixed interest rate and receives floating rate.
•Credit default swaps on single-name issues — buy protection outstanding as of
March 31, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed	Counter-		Amount		Appreciation
Issuer	Rate	party	Expiration	(000)		(Depreciation)

Centrex	6.92%	JPMorgan	December	USD	3,890	$ (145,867)
Corp.		Chase Bank NA	2010
RadioShack	1.16%	UBS AG	December	USD	7,625	119,774
Corp.			2010
Limited	1.065%	UBS AG	December	USD	7,625	521,795
Brands, Inc.			2010
Knight, Inc.	1.80%	Credit Suisse	January	USD	5,350	(22,604)
		International	2011
Sara Lee	0.604%	JP Morgan	March	USD	7,720	(3,944)
Corp.		Chase Bank NA	2011

	Pay			Notional		Unrealized
	Fixed	Counter-		Amount		Appreciation
Issuer	Rate	party	Expiration	(000)		(Depreciation)

Viacom, Inc.	2.4%	Deutsche	June	USD	7,630	$68,601
		Bank AG	2011
Computer	0.88% Morgan Stanley		June	USD	7,770	(33,046)
Sciences		Capital	2011
Corp.		Services, Inc.
KB Home	4.9%	JPMorgan	September	USD	6,600	—
		Chase Bank NA	2011
United	5.0%	JPMorgan	March	USD	7,455	25,593
Rentals, Inc.		Chase Bank NA	2012
Ryland	4.51%	JPMorgan	June	USD	2,445	(93,438)
Group, Inc.		Chase Bank NA	2012
Polyone	5.0%	Morgan Stanley	June	USD	2,040	(14,680)
Corp.		Capital	2012
		Services, Inc.
Macy’s, Inc.	7.5%	Morgan Stanley	June	USD	3,605	—
		Capital	2012
		Services, Inc.
D.R. Horton,	5.04%	JPMorgan	June	USD	7,830	(271,450)
Inc.		Chase Bank NA	2013
Expedia, Inc.	5.0%	Citibank NA	September	USD	1,430	(10,405)
			2013
Expedia, Inc.	5.0%	Citibank NA	September	USD	4,275	(31,105)
			2013
Expedia, Inc.	5.18%	Goldman	September	USD	2,915	(40,478)
		Sachs	2013
		Bank USA
Wendy’s	2.9%	JPMorgan	September	USD	5,380	(104,420)
International,		Chase Bank NA	2013
Inc.
Eastman	0.68% Morgan Stanley September			USD	7,800	232,393
Chemical Co.		Capital	2013
		Services, Inc.
Centex Corp.	4.40%	JPMorgan	December	USD	4,815	(40,143)
		Chase Bank NA	2013
Hertz Corp.	5.0%	Goldman	March	USD	1,275	(167,657)
		Sachs	2014
		Bank USA
Hertz Corp.	5.0%	Goldman	March	USD	1,160	(71,336)
		Sachs	2014
		Bank USA
Tyson	4.1%	Barclays	March	USD	3,240	(156,544)
Foods, Inc.		Bank Plc	2014
Tyson	4.22%	Barclays	March	USD	3,250	(173,937)
Foods, Inc.		Bank Plc	2014
Toll Brothers	2.0%	JPMorgan	March	USD	2,260	(24,415)
Finance Corp.		Chase Bank NA	2014
Idearc, Inc.	5.0%	Barclays	June	USD	4,360	141,700
		Bank Plc	2014

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Schedule of Investments (concluded) Master Total Return Portfolio

•Credit default swaps on single-name issues — buy protection outstanding as of
March 31, 2009 were as follows (concluded):

	Pay			Notional		Unrealized
	Fixed	Counter-		Amount Appreciation
Issuer	Rate	party	Expiration	(000)		(Depreciation)

D.R. Horton,	5.07%	JPMorgan	September	USD	2,269	$ (125,882)
Inc.		Chase Bank NA	2014
Huntsman	5.0%	Goldman	December	USD	2,530	(47,473)
International		Sachs	2014
LLC		Bank USA
Energy	5.0%	Morgan Stanley December		USD	9,960	(425,939)
Future		Capital	2014
Holdings		Services, Inc.
Corp.
Pulte-Homes,	3.0%	JPMorgan	March	USD	2,720	(79,666)
Inc.		Chase Bank NA	2015
Huntsman	5.0%	Goldman	March	USD	1,285	91,962
International		Sachs	2015
LLC		Bank USA
Lennar Corp.	5.86%	JPMorgan	June	USD	3,610	(163,056)
		Chase Bank NA	2015
First Data	5.0%	Goldman	December	USD	1,275	(37,185)
Corp.		Sachs	2015
		Bank USA
First Data	5.0%	JPMorgan	December	USD	2,440	(83,363)
Corp.		Chase Bank NA	2015
First Data	5.0%	Barclays	December	USD	2,370	(80,971)
Corp.		Bank Plc	2015
First Data	5.0%	Barclays	December	USD	2,240	(76,530)
Corp.		Bank Plc	2015
First Data	5.0%	Credit Suisse	December	USD	1,915	(65,426)
Corp.		International	2015
Sabre	5.0%	JPMorgan	March	USD	5,040	(277,911)
Holdings		Chase Bank NA	2016
Corp.
Sabre	5.0%	JPMorgan	March	USD	5,040	(303,111)
Holdings		Chase Bank NA	2016
Corp.
Total						$(1,970,164)

•Credit default swaps on single-name issues — sold protection outstanding as of
March 31, 2009 were as follows:

	Received				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation

SLM Corp. 5.00%		Barclays	March	BBB	USD 5,000	$(1,835,295)
		Bank Plc	2013

1 Using Standard and Poor’s ratings.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•Currency Abbreviations:
EUR Euro
GBP British Pound
USD U.S. Dollar

•Effective October 1, 2008, the Master Portfolio adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157, “Fair
Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclo-
sures about the use of fair value measurements. Various inputs are used in deter-
mining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in deter-
mining the fair valuation of the Master Portfolio’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	—	—	$ 3,667,324	$ (3,722,720)
Level 2	$4,063,496,318	$(604,822,900)	39,474,886	(561,535,922)
Level 3	16,388,874	—	—	—
Total	$4,079,885,192	$(604,822,900)	$43,142,210	$(565,258,642)

* Other financial instruments are swaps, options, futures, reverse repurchase agreements and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/
depreciation on the instrument and reverse repurchase agreements and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

Investments in
Securities
Assets
Balance as of September 30, 2008	$1,974,075
Accrued discounts/premiums	2
Realized gain	395
Change in unrealized appreciation/depreciation[1]	(9,682,208)
Net sales	(120,300)
Net transfers out of Level 3	24,216,910
Balance, as of March 31, 2009	$16,388,874

1 Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

38 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $4,612,630,168)	$4,080,707,516
Investments at value — affiliated (cost — $10,121)	10,183
Cash	551,054
Foreign currency at value (cost — $1,138)	1,131
Unrealized appreciation on swaps	38,642,379
Investments sold receivable	227,473,357
TBA sales commitments receivable	597,534,697
Interest receivable — unaffiliated	27,322,754
Interest receivable — affiliated	89
Swaps premiums paid	20,420,766
Swaps receivable	6,651,990
Other assets	9,801
Contributions receivable from investors	5,056,987
Principal paydowns receivable	1,932,087
Margin variation receivable	534,853
Prepaid expenses	72,236
Total assets	5,006,921,880

Liabilities

TBA sale commitments (proceeds — $597,534,697)	604,822,900
Reverse repurchase agreements	502,984,926
Options written at value (premiums received — $30,161,500)	48,697,083
Unrealized depreciation on swaps	9,016,765
Unrealized depreciation on foreign currency exchange contracts	837,148
Cash held as collateral for swaptions	4,100,000
Investments purchased payable	1,224,774,876
Swaps payable	6,306,307
Withdrawals payable to investors	4,070,924
Investment advisor payable	158,171
Interest expense payable	90,284
Other affiliates payable	29,445
Officer’s and Directors’ fees payable	2,210
Other accrued expenses payable	144,115
Total liabilities	2,406,035,154
Net Assets	$2,600,886,726

Net Assets Consist of

Investors’ capital	$3,129,916,363
Net unrealized appreciation/depreciation	(529,029,637)
Net Assets	$2,600,886,726

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2009 (Unaudited)

Investment Income

Interest	$ 91,163,211
Income — affiliated	37,777
Dividends	84,551
Total income	91,285,539

Expenses

Investment advisory	972,617
Accounting services	306,545
Custodian	116,996
Professional	74,778
Officer and Directors	50,242
Printing	3,842
Miscellaneous	84,659
Total expenses excluding interest expense	1,609,679
Interest expense	423,349
Total expenses	2,033,028
Less fees paid indirectly	(1,518)
Total expenses after fees paid indirectly	2,031,510
Net investment income	89,254,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(63,919,580)
Futures and swaps	(19,262,994)
Options written	(17,016,807)
Foreign currency	15,783,696
(84,415,685)
Net change in unrealized appreciation/depreciation on:
Investments	(126,206,660)
Futures and swaps	50,063,534
Options written	(15,419,589)
TBA sale commitments	(10,563,864)
Foreign currency	(8,201,792)
(110,328,371)
Total realized and unrealized loss	(194,744,056)
Net Decrease in Net Assets Resulting from Operations	$ (105,490,027)

See Notes to Financial Statements.

40 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Statements of Changes in Net Assets					Master Total Return Portfolio

					Six Months
					Ended
					March 31,	Year Ended
					2009	September 30,
Increase (Decrease) in Net Assets:					(Unaudited)	2008
Operations
Net investment income					$89,254,029	$ 210,800,448
Net realized gain (loss)					(84,415,685)	9,509,510
Net change in unrealized appreciation/depreciation					(110,328,371)	(411,992,926)
Net decrease in net assets resulting from operations					(105,490,027)	(191,682,968)

Capital Transactions
Proceeds from contributions					245,505,886	808,890,417
Fair value of withdrawals					(784,078,109)	(1,352,430,633)
Net decrease in net assets derived from capital transactions					(538,572,223)	(543,540,216)

Net Assets
Total decrease in net assets					(644,062,250)	(735,223,184)
Beginning of period				3,244,948,976		3,980,172,160
End of period				$2,600,886,726		$3,244,948,976

Financial Highlights					Master Total Return Portfolio

	Six Months					Period
	Ended					October 1,
	March 31,					2003[1] to
			Year Ended September 30,
	2009					September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	(3.30)%[2]	(5.76)%	4.45%	3.88%	3.13%	4.34%[2]

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense .	0.12%[3]	0.10%	0.10%	0.12%	0.10%	0.10%[3]
Total expenses after fees paid indirectly	0.15%[3]	0.15%	0.10%	0.12%	0.10%	0.10%[3]
Total expenses	0.15%[3]	0.15%	0.10%	0.12%	0.10%	0.10%[3]
Net investment income	6.52%[3]	5.59%	5.35%	4.90%	3.81%	3.39%[3]

Supplemental Data
Net assets, end of period (000)	$ 2,600,887	$ 3,244,949	$ 3,980,172	$ 2,902,237	$ 2,871,830	$ 2,726,752
Portfolio turnover	290%[4]	1,081%[5]	153%	208%	235%	258%

1 Commencement of operations.
2 Aggregate total investment return.
3 Annualized.
4 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 161%.
5 Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (Unaudited) Master Total Return Portfolio

1. Organization and Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a part of Master
Bond LLC (the “Master LLC”) and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting prin-
ciples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation of Investments: The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain infor-
mation with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-
backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end investment companies are valued at net-asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. TBA commitments are valued at the current market value of the underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is deter-
mined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options and swaptions are valued by an independent pricing service using a mathematical model which incorpo-
rates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master Portfolio are determined as of such times.
Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market vol-
atility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and for-
ward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quota-
tions are not available.

Derivative Financial Instruments: The Master Portfolio may engage in various portfolio investment strategies both to increase the return of the
Master Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not per-
form under the contract.

42 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (continued)

Master Total Return Portfolio

•Financial futures contracts — The Master Portfolio may purchase or sell financial futures contracts and options on futures contracts for investment purposes or to manage its interest rate risk. Futures con-
tracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Master Portfolio agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the con-
tract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolio as unrealized gains or losses.
When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of futures transactions involves the risk of an imperfect cor-
relation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counter-
parties to meet the terms of their contracts.

•Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Master Portfolio may enter into forward currency contracts as a hedge against either specific trans-
actions or portfolio positions. Forward currency contracts, when used by the Master Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Master
Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unantic-
ipated movements in the value of a foreign currency relative to the
US dollar.

•Foreign currency options and futures — The Master Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid
(or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Master Portfolio, sold by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the
Master Portfolio.

•Options — The Master Portfolio may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the cur-
rent market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid
(or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the pre-
mium received or paid). When the Master Portfolio writes a call option, such option is “covered”, meaning that the Master Portfolio holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation.
When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Master Portfolio bears the market risk of an unfavorable change in the price of the underlying security or index. Exercise of a written option could result in the
Master Portfolio purchasing a security at a price different from the current market value. The Master Portfolio may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Master Portfolio to the risk of default by the counterparty to the transaction.

•Swaps — The Master Portfolio may enter into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic pay-
ments received or made by the Master Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of)
the closing transaction and the Master Portfolio’s basis in the con-
tract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possi-
bility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (continued) Master Total Return Portfolio perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in inter-
est rates and/or market values associated with these transactions.

Credit default swaps — The Master Portfolio may enter into credit default swaps for investment purposes or to manage their credit risk.
The Master Portfolio enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place
(e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Master Portfolio may either buy or sell (write) credit default swaps. As a buyer, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Master Portfolio may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — The Master Portfolio may enter into interest rate swaps for investment purposes or to manage their interest rate risk.
Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — The Master Portfolio may enter into total return swaps for investment purposes or to manage its interest rate risk.
Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the
Master Portfolio will receive a payment from or make a payment to the counterparty.

•Swap options — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is grant-
ing or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio
may invest in asset-backed securities. Asset-backed securities are gener-
ally issued as pass-through certificates, which represent undivided frac-
tional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-
backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securi-
ties. One such major difference is that all or a principal part of the obli-
gations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans.
An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated pre-
payment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US
Government that issue mortgage-related securities and among the secu-
rities that they issue. For example, mortgage-related securities guaran-
teed by the Government National Mortgage Association (“GNMA”) are
guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United

44 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (continued) Master Total Return Portfolio

States. However, mortgage-related securities issued by the Federal
National Mortgage Association (“FNMA”) include FNMA guaranteed
Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Master Portfolio invests a significant portion of its assets in securi-
ties backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the
Schedule of Investments for these securities. Changes in economic condi-
tions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Master Portfolio may invest in preferred stocks.
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabil-
ities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a pre-
ferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Mortgage Dollar Rolls: The Master Portfolio may sell mortgage-backed securities and simultaneously contract to repurchase substantially simi-
lar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. Pools of mortgage securities are used to collat-
eralize mortgage dollar roll transactions and may have different prepay-
ment histories than those sold. During the period between the sale and the repurchase, the Master Portfolio will not be entitled to receive inter-
est and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Master Portfolio, and the income from these investments will generate income for the Master
Portfolio. The Master Portfolio will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securi-
ties that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If investment per-
formance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment perform-
ance of the Master Portfolio.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers.
In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competi-
tive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.
In the event the buyer of securities under a reverse repurchase agree-
ment files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds of the agreement may be restricted pending deter-
mination by the other party, or its trustee or receiver, whether to enforce the Master Portfolio’s obligation to repurchase the securities.

TBA Commitments: The Master Portfolio may enter into to-be-announced
(“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Notes to Financial Statements (continued) Master Total Return Portfolio bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Master Portfolio segregate assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settle-
ment, options, swaps, written options, forward foreign currency contracts and financial futures contracts) or certain borrowings (e.g., reverse repur-
chase agreements), the Master Portfolio will, consistent with certain inter-
pretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with cer-
tain exchanges and third party broker-dealers, the Master Portfolio may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agree-
ments, swaps and written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Master Portfolio has determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Master Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Master Portfolio is classified as a partnership for fed-
eral income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master Portfolio’s assets will be managed so an investor in the
Master Portfolio can satisfy the requirements of Subchapter M of the
Internal Revenue Code.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remain open for each of the four years ended September 30, 2008.
The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement

No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Master Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC, on behalf of the Master Portfolio, entered into an
Investment Advisory Agreement with BlackRock Advisors LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC
Financial Services Group, Inc. (“PNC”) and Bank of America Corporation
(“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”).
BAC became a stockholder of BlackRock following its acquisition of
Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to
that date, both PNC and Merrill Lynch were considered affiliates of the
Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the
1940 Act.

The Advisor is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolio. For such services, the
Master Portfolio pays a monthly fee based upon the aggregate average daily value of the net assets of the Master Portfolio and BlackRock High
Income Fund of BlackRock Bond Fund, Inc. at an annual rate of 0.20%
of the aggregate average daily net assets not exceeding $250 million;
0.15% of the aggregate average daily net assets in excess of $250 million but less than $500 million; 0.10% of average daily net assets in excess of $500 million but less than $750 million and 0.05% of the aggregate average daily net assets in excess of $750 million. For the six months ended March 31, 2009, the aggregate average daily net assets of the Master Portfolio and BlackRock High Income Fund was approxi-
mately $3,565,261,000.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by

46 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Notes to Financial Statements (concluded) Master Total Return Portfolio the Master Portfolio to the Advisor. For the six months ended March 31,
2009, the Master Portfolio reimbursed the Advisor $29,120 for certain accounting services, which are included in accounting services in the
Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master Portfolio reim-
burses the Advisor for compensation paid to the Master Portfolio’s Chief
Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities and government securities, for the six months ended March 31, 2009 were
$12,204,054,681 and $13,546,758,121, respectively.

For the six months ended March 31, 2009, purchases and sales (includ-
ing paydowns) of US government securities were $643,063,288 and
$618,513,552, respectively.

For the six months ended March 31, 2009, purchases and sales attribut-
able to mortgage dollar rolls were $5,729,132,711 and $5,737,830,172, respectively.

Transactions in options written for the six months ended March 31, 2009 were as follows:

		Premiums
	Contracts†	Received
Outstanding call options written,
beginning of period	597	$ 21,278,695
Options written	263	13,897,525
Options expired	(122)	(2,219,500)
Options closed	(394)	(18,585,495)
Outstanding call options written,
at end of period	344	$ 14,371,225

† Some contracts represent a notional amount of $1,000,000.

		Premiums
	Contracts†	Received
Outstanding put options written,
beginning of period	1,117	$ 24,958,498
Options written	290	15,316,575
Options expired	(642)	(5,899,303)
Options closed	(393)	(18,585,495)
Outstanding put options written,
at end of period	372	$ 15,790,275

† Some contracts represent a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master Portfolio, on behalf of the Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current
Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a com-
mitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in mis-
cellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the
(a) federal funds effective rate and (b) reserve adjusted one month
LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the
CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended March 31, 2009.

5. Average Borrowings:

For the six months ended March 31, 2009, the Master Portfolio’s aver-
age borrowings were approximately $189,758,281 and the daily weighted average interest rate was 0.223%.

6. Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securi-
ties and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master
Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master
Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency and interest rate and price fluctuations. Similar to credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the
Master Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master
Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master
Portfolio’s Statement of Assets and Liabilities.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

48 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s/Master LLC Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC Forms N-Q may also be
obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2009

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Bond Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#10251-1-3/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 20, 2009